UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-07507

DWS Investments VIT Funds

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS Small Cap Index VIP

	Shares	Value ($)

Common Stocks 98.2%
Consumer Discretionary 14.9%
Auto Components 1.0%
Aftermarket Technology Corp.*	7,700	244,398
American Axle & Manufacturing Holdings, Inc.	12,500	315,625
Amerigon, Inc.*	8,200	141,942
ArvinMeritor, Inc. (a)	20,000	336,400
Cooper Tire & Rubber Co.	17,200	419,680
Drew Industries, Inc.*	4,800	195,264
Exide Technologies*	15,300	99,450
GenTek, Inc.*	3,800	114,304
Hayes Lemmerz International, Inc.*	32,500	135,200

Lear Corp.*	24,200	776,820
Modine Manufacturing Co.	10,906	290,318
Noble International Ltd.	3,050	64,935
Raser Technologies, Inc.* (a)	6,000	77,340
Sauer-Danfoss, Inc.	2,688	71,716
Spartan Motors, Inc. (a)	10,150	170,824
Superior Industries International, Inc.	6,400	138,816
Tenneco, Inc.*	12,500	387,625
Visteon Corp.*	36,200	186,430

		4,167,087
Automobiles 0.1%
Fleetwood Enterprises, Inc.* (a)	15,477	132,328
Monaco Coach Corp. (a)	8,675	121,710
Winnebago Industries, Inc.	10,794	257,761

		511,799
Distributors 0.3%
Audiovox Corp. "A"*	5,400	55,566
Building Materials Holding Corp. (a)	10,800	114,264
Core-Mark Holding Co., Inc.*	2,300	81,029
Keystone Automotive Industries, Inc.*	5,700	272,232
LKQ Corp.*	12,700	442,087
Source Interlink Companies, Inc.* (a)	14,400	50,688

		1,015,866
Diversified Consumer Services 1.4%
Bright Horizons Family Solutions, Inc.*	8,900	381,276
Capella Education Co.*	2,500	139,775
Coinmach Service Corp. "A"	12,600	151,074
Coinstar, Inc.*	7,028	226,091
Corinthian Colleges, Inc.*	28,900	459,799
CPI Corp.	2,000	77,040
DeVry, Inc.	19,200	710,592
Home Solutions of America, Inc.* (a)	15,300	51,867
INVESTools, Inc.*	17,600	212,784
Jackson Hewitt Tax Service, Inc.	9,000	251,640
Matthews International Corp. "A"	9,800	429,240
Pre-Paid Legal Services, Inc.*	2,378	131,884
Regis Corp.	12,400	395,684
Sotheby's	18,983	907,197
Steiner Leisure Ltd.*	6,100	264,740
Stewart Enterprises, Inc. "A"	26,900	204,978
Strayer Education, Inc.	4,860	819,542
Universal Technical Institute, Inc.*	6,300	113,400

		5,928,603
Hotels Restaurants & Leisure 3.2%
AFC Enterprises, Inc.*	9,900	148,995
Ambassadors Group, Inc.	6,000	228,600
Ambassadors International, Inc. (a)	3,500	85,855
Ameristar Casinos, Inc.	8,400	236,040
Applebee's International, Inc.	24,600	612,048
Bally Technologies, Inc.*	14,500	513,735
BJ's Restaurants, Inc.*	3,000	63,150
Bluegreen Corp.*	7,100	55,025
Bob Evans Farms, Inc.	12,642	381,536
Buffalo Wild Wings, Inc.*	4,200	158,424

California Pizza Kitchen, Inc.*	10,800	189,756
CBRL Group, Inc.	8,800	359,040
CEC Entertainment, Inc.*	7,950	213,617
Chipotle Mexican Grill, Inc. "B"*	9,200	984,400
Churchill Downs, Inc.	1,819	90,877
CKE Restaurants, Inc.	17,600	285,296
Denny's Corp.*	32,500	130,000
Domino's Pizza, Inc.	9,700	160,923
Dover Downs Gaming & Entertainment, Inc.	5,660	58,807
Gaylord Entertainment Co.*	11,400	606,708
Great Wolf Resorts, Inc.*	9,256	114,404
IHOP Corp.	4,700	297,651
Isle of Capri Casinos, Inc.* (a)	4,511	87,739
Jack in the Box, Inc.*	8,775	568,971
Jamba, Inc.* (a)	19,400	136,382
Krispy Kreme Doughnuts, Inc.*	16,900	67,600
Landry's Restaurants, Inc. (a)	4,500	119,070
LIFE TIME FITNESS, Inc.* (a)	10,500	644,070
Lodgian, Inc.*	4,874	57,513
Magna Entertainment Corp. "A"*	11,700	26,559
Marcus Corp.	4,850	93,120
McCormick & Schmick's Seafood Restaurants, Inc.*	2,535	47,734
Monarch Casino & Resort, Inc.*	3,800	108,110
Morgans Hotel Group Co.*	5,700	123,975
Morton's Restaurant Group, Inc.*	5,700	90,630
MTR Gaming Group, Inc.*	7,100	67,663
Multimedia Games, Inc.* (a)	9,800	83,496
O'Charley's, Inc.	9,700	147,052
P.F. Chang's China Bistro, Inc.*	7,072	209,331
Papa John's International, Inc.*	7,112	173,817
Peet's Coffee & Tea, Inc.* (a)	4,200	117,222
Pinnacle Entertainment, Inc.*	16,700	454,741
Premier Exhibitions, Inc.* (a)	10,100	152,308
RARE Hospitality International, Inc.*	11,475	437,312
Red Robin Gourmet Burgers, Inc.*	4,600	197,340
Riviera Holdings Corp.*	3,300	92,565
Ruby Tuesday, Inc.	15,421	282,821
Ruth's Chris Steak House, Inc.*	8,100	115,425
Shuffle Master, Inc.*	12,125	181,269
Six Flags, Inc.* (a)	21,500	74,390
Sonic Corp.*	22,800	533,520
Speedway Motorsports, Inc.	4,554	168,498
Texas Roadhouse, Inc. "A"*	12,800	149,760
The Steak n Shake Co.*	8,075	121,206
Town Sports International Holdings, Inc.*	4,400	66,924
Triarc Companies, Inc. "B"	16,400	205,164
Trump Entertainment Resorts, Inc.* (a)	11,700	75,465
Vail Resorts, Inc.* (a)	9,300	579,297
WMS Industries, Inc.*	10,750	355,825

		13,188,771
Household Durables 1.2%
American Greetings Corp. "A"	14,500	382,800
Avatar Holdings, Inc.* (a)	2,200	109,846
Beazer Homes USA, Inc.	10,400	85,800
Blyth, Inc.	9,100	186,095

Brookfield Homes Corp. (a)	4,484	83,178
Champion Enterprises, Inc.* (a)	20,700	227,286
CSS Industries, Inc.	1,150	41,366
Ethan Allen Interiors, Inc. (a)	7,400	241,906
Furniture Brands International, Inc. (a)	12,200	123,708
Helen of Troy Ltd.*	10,500	202,755
Hooker Furniture Corp.	3,400	68,068
Hovnanian Enterprises, Inc. "A"* (a)	10,500	116,445
iRobot Corp.* (a)	5,800	115,304
Kimball International, Inc. "B"	10,200	116,076
La-Z-Boy, Inc. (a)	13,200	97,416
Libbey, Inc. (a)	5,200	91,104
Lifetime Brands, Inc. (a)	4,600	93,334
M/I Homes, Inc.	5,000	69,450
Meritage Homes Corp.* (a)	6,700	94,604
National Presto Industries, Inc.	900	47,700
Palm Harbor Homes, Inc.* (a)	3,050	38,064
Russ Berrie & Co., Inc.*	3,000	50,400
Sealy Corp. (a)	10,300	144,612
Skyline Corp.	1,300	39,104
Standard Pacific Corp. (a)	17,200	94,428
Syntax-Brillian Corp.* (a)	21,500	87,505
Tarragon Corp.*	3,450	9,039
Tempur-Pedic International, Inc.	23,200	829,400
Tupperware Brands Corp.	19,790	623,187
Universal Electronics, Inc.*	5,341	173,582
WCI Communities, Inc.* (a)	11,400	68,286

		4,751,848
Internet & Catalog Retail 0.7%
1-800 FLOWERS.COM, Inc. "A"*	11,100	128,649
Blue Nile, Inc.*	3,900	367,068
FTD Group, Inc.	5,110	76,037
Gaiam, Inc. "A"*	7,200	173,016
GSI Commerce, Inc.* (a)	6,900	183,540
Netflix, Inc.* (a)	12,200	252,784
Orbitz Worldwide, Inc.*	10,100	114,029
Overstock.com, Inc.* (a)	5,900	169,920
PetMed Express, Inc.*	8,200	114,882
Priceline.com, Inc.* (a)	10,816	959,920
Shutterfly, Inc.*	5,700	181,887
Stamps.com, Inc.*	7,100	84,987
Systemax, Inc.	3,900	79,716
ValueVision Media, Inc. "A"* (a)	11,600	85,956

		2,972,391
Leisure Equipment & Products 0.5%
Arctic Cat, Inc.	4,200	68,712
Callaway Golf Co.	20,200	323,402
JAKKS Pacific, Inc.*	9,700	259,087
Leapfrog Enterprises, Inc.*	8,100	66,825
Marine Products Corp. (a)	3,050	25,864
MarineMax, Inc.* (a)	6,300	91,728
Nautilus, Inc. (a)	12,075	96,238
Oakley, Inc.	8,788	255,116
Polaris Industries, Inc. (a)	10,000	436,200
RC2 Corp.*	7,019	194,356

Smith & Wesson Holding Corp.* (a)	10,800	206,172
Steinway Musical Instruments, Inc.	1,400	41,468
Sturm, Ruger & Co., Inc.*	4,200	75,222

		2,140,390
Media 2.1%
Arbitron, Inc.	8,200	371,788
Belo Corp. "A"	28,500	494,760
Carmike Cinemas, Inc. (a)	6,100	112,057
Catalina Marketing Corp.*	10,200	330,378
Charter Communications, Inc. "A"* (a)	115,700	298,506
Cinemark Holdings, Inc.	5,200	96,512
Citadel Broadcasting Corp.	63,300	263,328
CKX, Inc.*	12,800	157,568
Courier Corp.	2,050	72,181
Cox Radio, Inc. "A"*	9,300	121,365
Crown Media Holdings, Inc.* (a)	4,100	29,479
Cumulus Media, Inc. "A"* (a)	14,300	146,146
DG Fastchannel, Inc.*	4,800	113,184
Dolan Media Co.*	3,300	80,190
Emmis Communications Corp. "A"	14,394	71,106
Entercom Communications Corp.	9,000	173,970
Entravision Communications Corp. "A"*	16,400	151,208
Fisher Communications, Inc.*	1,500	74,805
GateHouse Media, Inc. (a)	6,600	84,150
Gemstar-TV Guide International, Inc.*	69,500	483,720
Global Sources Ltd.*	3,300	73,161
Gray Television, Inc.	10,200	86,598
Harris Interactive, Inc.*	21,500	92,665
Interactive Data Corp.	12,600	355,320
Journal Communications, Inc. "A"	10,000	94,800
Knology, Inc.*	6,200	103,726
Lakes Entertainment, Inc.*	7,500	71,475
Lee Enterprises, Inc.	13,700	213,309
Lin TV Corp. "A"*	7,600	98,876
Live Nation, Inc.*	18,300	388,875
LodgeNet Entertainment Corp.* (a)	7,954	201,714
Martha Stewart Living Omnimedia, Inc. "A"* (a)	7,122	82,971
Marvel Entertainment, Inc.* (a)	14,500	339,880
Media General, Inc. "A"	8,500	233,835
Mediacom Communications Corp. "A"*	20,900	147,345
Morningstar, Inc.*	4,300	264,020
National CineMedia, Inc.	12,200	273,280
Nexstar Broadcasting Group, Inc. "A"*	4,300	45,107
Playboy Enterprises, Inc. "B"*	9,760	104,822
PRIMEDIA, Inc. (a)	13,800	193,752
Radio One, Inc. "D"*	24,700	92,131
RCN Corp.*	10,600	130,380
Salem Communications Corp. "A"	2,018	16,144
Scholastic Corp.*	12,000	418,320
Sinclair Broadcast Group, Inc. "A" (a)	15,218	183,225
Spanish Broadcasting System, Inc. "A"* (a)	11,369	29,332
Sun-Times Media Group, Inc. "A"	22,700	51,529
TiVo, Inc.* (a)	24,300	154,305
Valassis Communications, Inc.*	13,400	119,528
Value Line, Inc.	200	9,854

Westwood One, Inc.	19,800	54,450
World Wrestling Entertainment, Inc.	5,822	87,796

		8,538,926
Multiline Retail 0.1%
99 Cents Only Stores*	11,400	117,078
Fred's, Inc.	15,468	162,878
Retail Ventures, Inc.*	8,300	86,403
The Bon-Ton Stores, Inc. (a)	3,800	86,336
Tuesday Morning Corp.	11,900	106,981

		559,676
Specialty Retail 2.9%
A.C. Moore Arts & Crafts, Inc.*	6,300	99,288
Aaron Rents, Inc.	12,150	270,945
Aeropostale, Inc.*	21,600	411,696
Asbury Automotive Group, Inc.	5,500	108,955
bebe stores, inc.	8,900	130,207
Big 5 Sporting Goods Corp.	6,900	129,030
Blockbuster, Inc. "A"* (a)	63,600	341,532
Books-A-Million, Inc.	5,800	76,734
Borders Group, Inc. (a)	16,400	218,612
Brown Shoe Co., Inc.	11,625	225,525
Build-A-Bear-Workshop, Inc.* (a)	6,100	108,336
Cabela's, Inc. "A"* (a)	9,300	219,945
Cache, Inc.*	6,050	107,993
Casual Male Retail Group, Inc.* (a)	13,600	121,856
Cato Corp. "A"	10,050	205,422
Charlotte Russe Holding, Inc.*	9,100	133,224
Charming Shoppes, Inc.*	41,000	344,400
Children's Place Retail Stores, Inc.*	6,000	145,680
Christopher & Banks Corp.	9,475	114,837
Citi Trends, Inc.*	5,000	108,800
Collective Brands, Inc.*	18,200	401,492
Conn's, Inc.* (a)	3,400	81,226
CSK Auto Corp.*	11,960	127,374
Deb Shops, Inc.	700	18,823
Dress Barn, Inc.*	16,200	275,562
DSW, Inc. "A"* (a)	6,100	153,537
Eddie Bauer Holdings, Inc.*	11,400	98,040
Gander Mountain Co.* (a)	3,300	17,853
Genesco, Inc.*	6,200	286,006
Group 1 Automotive, Inc.	6,700	224,919
Guitar Center, Inc.*	9,600	569,280
Gymboree Corp.*	9,100	320,684
Haverty Furniture Companies, Inc.	5,000	43,850
Hibbett Sports, Inc.*	11,005	272,924
Hot Topic, Inc.*	16,275	121,411
J. Crew Group, Inc.*	11,200	464,800
Jo-Ann Stores, Inc.*	7,002	147,742
Jos. A. Bank Clothiers, Inc.* (a)	6,221	207,906
Lithia Motors, Inc. "A"	4,700	80,182
Midas, Inc.*	5,300	100,011
Monro Muffler Brake, Inc.	3,850	130,091
New York & Co., Inc.*	5,323	32,470
Pacific Sunwear of California, Inc.*	19,500	288,600
Pier 1 Imports, Inc.*	30,600	144,738

Rent-A-Center, Inc.*	23,000	416,990
Sally Beauty Holdings, Inc.*	22,500	190,125
Select Comfort Corp.* (a)	17,200	239,940
Shoe Carnival, Inc.*	3,800	59,964
Sonic Automotive, Inc.	7,400	177,156
Stage Stores, Inc.	12,100	220,583
Stein Mart, Inc.	9,996	76,070
Talbots, Inc. (a)	4,900	88,200
The Buckle, Inc.	3,239	122,888
The Finish Line, Inc. "A"	17,000	73,780
The Men's Wearhouse, Inc.	15,400	778,008
The Pep Boys- Manny, Moe & Jack	11,800	165,554
Tween Brands, Inc.*	8,544	280,585
West Marine, Inc.* (a)	6,400	73,920
Wet Seal, Inc. "A"*	30,300	117,261
Zale Corp.*	12,800	296,192
Zumiez, Inc.*	4,200	186,354

		11,796,108
Textiles, Apparel & Luxury Goods 1.4%
Carter's, Inc.*	15,700	313,215
Cherokee, Inc.	3,900	149,604
Columbia Sportswear Co.	4,800	265,488
Deckers Outdoor Corp.*	3,500	384,300
Fossil, Inc.*	12,200	455,792
Heelys, Inc.* (a)	2,800	22,316
Iconix Brand Group, Inc.*	14,000	333,060
K-Swiss, Inc. "A"	7,500	171,825
Kellwood Co.	9,582	163,373
Kenneth Cole Productions, Inc. "A"	4,544	88,017
Lululemon Athletica, Inc.*	5,400	226,962
Maidenform Brands, Inc.*	8,408	133,519
Movado Group, Inc.	6,500	207,480
Oxford Industries, Inc.	3,700	133,644
Perry Ellis International, Inc.*	4,600	127,466
Quicksilver, Inc.*	33,700	481,910
Skechers USA, Inc. "A"*	4,589	101,417
Steven Madden Ltd.	7,500	142,125
The Warnaco Group, Inc.*	14,300	558,701
Timberland Co. "A"*	13,200	250,272
True Religion Apparel, Inc.*	5,300	93,280
Under Armour, Inc. "A"*	6,500	388,830
UniFirst Corp.	3,400	127,364
Volcom, Inc.*	4,900	208,348
Weyco Group, Inc.	1,000	31,410
Wolverine World Wide, Inc.	14,800	405,520

		5,965,238
Consumer Staples 2.9%
Beverages 0.2%
Boston Beer Co., Inc. "A"*	3,200	155,712
Central European Distribution Corp.* (a)	10,350	495,868
Coca-Cola Bottling Co.	1,100	66,330
Jones Soda Co.* (a)	8,600	103,716
MGP Ingredients, Inc. (a)	4,500	46,215

National Beverage Corp.	3,820	32,394

		900,235
Food & Staples Retailing 0.9%
Arden Group, Inc. "A"	200	27,906
Casey's General Stores, Inc.	14,986	415,112
Great Atlantic & Pacific Tea Co., Inc.* (a)	4,368	133,049
Ingles Markets, Inc. "A"	4,400	126,104
Longs Drug Stores Corp.	8,883	441,219
Nash Finch Co. (a)	4,700	187,201
Pantry, Inc.*	7,700	197,351
Pathmark Stores, Inc.*	12,900	164,475
Performance Food Group Co.*	12,200	367,586
PriceSmart, Inc.	2,400	56,640
Ruddick Corp.	13,600	456,144
Spartan Stores, Inc.	7,400	166,722
The Andersons, Inc. (a)	5,500	264,110
The Topps Co., Inc.	14,796	143,373
United Natural Foods, Inc.*	14,365	391,015
Weis Markets, Inc.	2,500	106,725
Winn-Dixie Stores, Inc.* (a)	9,300	174,096

		3,818,828
Food Products 1.1%
Alico, Inc.	900	39,006
Cal-Maine Foods, Inc.	5,300	133,772
Chiquita Brands International, Inc.* (a)	14,600	231,118
Darling International, Inc.*	25,900	256,151
Farmer Brothers Co.	1,200	29,856
Flowers Foods, Inc.	25,705	560,369
Fresh Del Monte Produce, Inc. (a)	6,900	198,375
Green Mountain Coffee Roasters, Inc.*	6,600	219,054
Hain Celestial Group, Inc.*	12,482	401,047
Imperial Sugar Co. (a)	4,300	112,359
J & J Snack Foods Corp.	3,000	104,460
Lancaster Colony Corp.	7,700	293,909
Lance, Inc.	8,000	184,160
Maui Land & Pineapple Co., Inc.*	1,200	36,528
Pilgrim's Pride Corp.	11,000	382,030
Ralcorp Holdings, Inc.*	7,460	416,417
Reddy Ice Holdings, Inc.	4,380	115,501
Sanderson Farms, Inc.	5,850	243,769
Seaboard Corp.	100	196,000
Tootsie Roll Industries, Inc.	8,943	237,258
TreeHouse Foods, Inc.*	7,800	210,990

		4,602,129
Household Products 0.1%
Central Garden & Pet Co. "A"*	18,700	167,926
Spectrum Brands, Inc.* (a)	13,800	80,040
WD-40 Co.	4,700	160,458

		408,424
Personal Products 0.4%
American Oriental Bioengineering, Inc.*	13,200	147,180
Chattem, Inc.* (a)	5,700	401,964
Elizabeth Arden, Inc.*	9,300	250,728
Inter Parfums, Inc.	1,300	30,771
Mannatech, Inc. (a)	6,100	49,410

Nu Skin Enterprises, Inc. "A"	14,244	230,183
Playtex Products, Inc.*	13,700	250,436
Prestige Brands Holdings, Inc.*	7,660	84,107
Revlon, Inc. "A"*	57,000	65,550
USANA Health Sciences, Inc.* (a)	3,100	135,625

		1,645,954
Tobacco 0.2%
Alliance One International, Inc.*	28,500	186,390
Universal Corp.	7,568	370,454
Vector Group Ltd. (a)	9,869	221,163

		778,007
Energy 5.8%
Energy Equipment & Services 2.4%
Allis-Chalmers Energy, Inc.*	7,800	147,732
Atwood Oceanics, Inc.*	7,300	558,888
Basic Energy Services, Inc.* (a)	10,400	218,608
Bristow Group, Inc.*	5,800	253,518
Bronco Drilling Co., Inc.*	9,667	143,072
Cal Dive International, Inc.* (a)	3,800	57,000
CARBO Ceramics, Inc. (a)	5,700	289,161
Complete Production Services, Inc.*	10,900	223,232
Dawson Geophysical Co.*	2,800	217,028
Dril-Quip, Inc.*	6,900	340,515
ENGlobal Corp.* (a)	6,400	73,024
Exterran Holdings, Inc.* (a)	18,317	1,471,588
Geokinetics, Inc.*	2,700	63,045
Grey Wolf, Inc.*	50,000	327,500
Gulf Island Fabrication, Inc.	4,400	168,916
GulfMark Offshore, Inc.*	7,900	384,414
Hercules Offshore, Inc.* (a)	24,700	644,917
Horizon Offshore, Inc.*	11,300	186,450
Hornbeck Offshore Services, Inc.*	6,400	234,880
ION Geophysical Corp.* (a)	18,500	255,855
Lufkin Industries, Inc.	4,800	264,096
Matrix Service Co.*	8,300	173,885
NATCO Group, Inc. "A"*	6,200	320,850
Newpark Resources, Inc.*	22,425	120,198
Oil States International, Inc.*	13,200	637,560
OYO Geospace Corp.*	1,600	148,336
Parker Drilling Co.*	29,600	240,352
PHI, Inc. (Non-Voting)*	3,200	96,448
Pioneer Drilling Co.*	13,800	168,084
RPC, Inc. (a)	9,750	138,547
SulphCo, Inc.* (a)	8,300	73,040
Superior Offshore International, Inc.*	4,800	54,000
Superior Well Services, Inc.*	6,348	144,290
T-3 Energy Services, Inc.*	2,500	106,600
Trico Marine Services, Inc.*	4,800	143,040
Union Drilling, Inc.*	4,300	62,694
W-H Energy Services, Inc.*	8,500	626,875
Willbros Group, Inc.* (a)	8,200	278,800

		10,057,038
Oil, Gas & Consumable Fuels 3.4%
Alon USA Energy, Inc.	4,777	161,367

Alpha Natural Resources, Inc.*	17,830	414,191
Arena Resources, Inc.*	3,600	235,800
Arlington Tankers Ltd. (a)	1,600	39,408
Atlas America, Inc.	7,398	381,959
ATP Oil & Gas Corp.* (a)	7,300	343,319
Aventine Renewable Energy Holdings, Inc.* (a)	8,400	88,788
Berry Petroleum Co. "A"	13,600	538,424
Bill Barrett Corp.*	7,960	313,704
Bois d'Arc Energy, Inc.*	3,405	65,274
Brigham Exploration Co.*	19,200	113,856
Callon Petroleum Co.*	9,300	129,456
Carrizo Oil & Gas, Inc.*	7,900	354,394
Clayton Williams Energy, Inc.*	1,900	62,700
Clean Energy Fuels Corp.*	6,400	96,896
Comstock Resources, Inc.*	11,324	349,232
Concho Resources, Inc.*	6,800	100,708
Contango Oil & Gas Co.*	4,500	162,900
Crosstex Energy, Inc. (a)	13,000	492,830
Delek US Holdings, Inc.	2,200	55,176
Delta Petroleum Corp.* (a)	20,300	364,385
Double Hull Tankers, Inc.	9,400	139,966
Edge Petroleum Corp.* (a)	10,900	139,956
Encore Aquisition Co.*	14,800	468,420
Energy Partners Ltd.*	10,809	158,676
Evergreen Energy, Inc.* (a)	21,300	108,630
EXCO Resources, Inc.*	16,500	272,910
FX Energy, Inc.*	12,900	96,105
General Maritime Corp. (a)	6,800	189,788
GeoGlobal Resources, Inc.* (a)	9,700	34,920
Geomet, Inc.*	2,900	14,761
GMX Resources, Inc.* (a)	4,500	144,765
Golar LNG Ltd.	11,800	263,376
Goodrich Petroleum Corp.* (a)	4,800	152,160
Gulfport Energy Corp.*	3,700	87,542
Harvest Natural Resources, Inc.*	15,000	179,100
International Coal Group, Inc.* (a)	33,200	147,408
Knightsbridge Tankers Ltd. (a)	6,700	180,230
Mariner Energy, Inc.*	23,760	492,070
MarkWest Hydrocarbon, Inc.	2,200	127,886
McMoRan Exploration Co.* (a)	9,500	127,775
Meridian Resource Corp.*	18,700	46,376
Nordic American Tanker Shipping Ltd. (a)	6,700	262,908
Pacific Ethanol, Inc.* (a)	12,710	122,270
Parallel Petroleum Corp.*	12,800	217,472
Penn Virginia Corp.	10,500	461,790
Petrohawk Energy Corp.*	47,775	784,465
Petroleum Development Corp.*	5,178	229,644
PetroQuest Energy, Inc.*	15,000	160,950
Rentech, Inc.* (a)	54,400	117,504
Rosetta Resources, Inc.*	17,052	312,734
Ship Finance International Ltd.	8,000	210,160
Stone Energy Corp.*	6,979	279,230
Swift Energy Co.*	7,720	315,902
Toreador Resources Corp.* (a)	6,100	72,163
TXCO Resources, Inc.*	13,500	120,960

Uranium Resources, Inc.* (a)	17,800	167,142
USEC, Inc.*	24,533	251,463
VAALCO Energy, Inc.*	18,900	86,373
Venoco, Inc.*	3,600	61,740
VeraSun Energy Corp.* (a)	7,900	86,900
Verenium Corp.* (a)	15,200	80,256
Warren Resources, Inc.* (a)	16,900	211,926
Whiting Petroleum Corp.*	12,500	555,625
World Fuel Services Corp.	7,400	301,994

		13,909,158
Financials 20.0%
Capital Markets 1.6%
Apollo Investment Corp. (a)	31,923	663,998
Ares Capital Corp.	24,700	401,869
BlackRock Kelso Capital Corp.	3,000	43,500
Calamos Asset Management, Inc. "A"	8,500	239,955
Capital Southwest Corp.	700	85,932
Cohen & Steers, Inc. (a)	5,600	207,368
Cowen Group, Inc.*	3,000	41,460
Evercore Partners Inc. "A"	4,000	105,160
FBR Capital Markets Corp.*	9,200	119,876
FCStone Group, Inc.*	3,150	101,651
GAMCO Investors, Inc. "A"	2,100	115,080
GFI Group, Inc.*	5,540	477,105
Gladstone Capital Corp. (a)	3,400	66,368
Greenhill & Co., Inc.	5,000	305,250
Hercules Technology Growth Capital, Inc.	10,500	139,335
HFF, Inc. "A"*	6,500	77,155
KBW, Inc.* (a)	7,500	215,850
Knight Capital Group, Inc. "A"*	33,700	403,052
LaBranche & Co., Inc.*	13,200	61,776
MCG Capital Corp.	22,300	320,897
MVC Capital, Inc.	8,300	153,799
NGP Capital Resources Co. (a)	7,800	126,594
optionsXpress Holdings, Inc.	14,110	368,835
Patriot Capital Funding, Inc.	8,400	112,308
PennantPark Investment Corp.	1,200	16,080
Penson Worldwide, Inc.*	2,900	53,592
Piper Jaffray Companies, Inc.*	5,394	289,118
Prospect Capital Corp. (a)	3,200	54,464
Sanders Morris Harris Group, Inc.	2,000	20,300
Stifel Financial Corp.*	3,900	225,576
SWS Group, Inc. (a)	8,166	144,457
Thomas Weisel Partners Group, Inc.*	4,200	60,942
TradeStation Group, Inc.*	11,500	134,205
US Global Investors, Inc. "A" (a)	4,100	77,982
Waddell & Reed Financial, Inc. "A"	26,000	702,780

		6,733,669
Commercial Banks 6.1%
1st Source Corp.	2,749	62,952
Abington Bancorp, Inc. (a)	7,900	77,025
Alabama National BanCorp.	6,000	467,520
AMCORE Financial, Inc.	8,813	219,620
AmericanWest Bancorp.	1,990	39,024

Ameris Bancorp	2,760	49,901
BancFirst Corp.	1,100	49,357
Banco Latinoamericano de Exportaciones SA "E"	5,500	99,990
Bank of the Ozarks, Inc.	3,400	103,802
BankFinancial Corp.	5,200	82,264
Banner Corp.	2,700	92,853
Beneficial Mutual Bancorp, Inc.*	10,800	105,300
Boston Private Financial Holdings, Inc. (a)	13,656	380,183
Capital City Bank Group, Inc. (a)	2,743	85,582
Capital Corp. of the West	2,720	50,102
Capitol Bancorp., Ltd. (a)	5,600	139,048
Cascade Bancorp. (a)	9,025	200,896
Cathay General Bancorp. (a)	15,236	490,752
Centennial Bank Holdings, Inc.*	14,800	94,720
Center Financial Corp.	3,800	52,858
Central Pacific Financial Corp.	10,212	298,190
Chemical Financial Corp. (a)	9,744	236,292
Chittenden Corp.	16,226	570,506
Citizens Republic Bancorp., Inc. (a)	26,420	425,626
City Bank	3,061	87,912
City Holding Co.	4,900	178,409
CoBiz Financial, Inc.	3,000	51,360
Columbia Banking System, Inc.	4,218	134,217
Community Bancorp.*	4,100	103,074
Community Bank System, Inc.	9,700	189,344
Community Banks, Inc.	5,840	173,974
Community Trust Bancorp., Inc.	3,129	93,995
CVB Financial Corp.	17,384	203,393
Enterprise Financial Services Corp. (a)	2,041	49,678
First BanCorp.-North Carolina	2,750	56,045
First BanCorp.-Puerto Rico	23,800	226,100
First Charter Corp.	8,600	259,462
First Commonwealth Financial Corp. (a)	22,582	249,757
First Community Bancorp.	9,284	507,928
First Community Bancshares, Inc.	2,349	85,104
First Financial Bancorp. (a)	7,042	89,997
First Financial Bankshares, Inc. (a)	4,686	188,283
First Financial Corp.-Indiana	2,510	76,053
First Indiana Corp.	2,225	69,687
First Merchants Corp.	4,628	99,780
First Midwest Bancorp., Inc.	17,300	590,968
First Regional Bancorp.*	1,535	37,653
First South Bancorp, Inc. (a)	2,000	52,320
First State Bancorp.	8,500	166,940
FirstMerit Corp.	28,100	555,256
FNB Corp.-Pennsylvania (a)	21,200	350,648
Frontier Financial Corp. (a)	13,630	317,988
Glacier Bancorp., Inc.	14,537	327,373
Great Southern Bancorp, Inc.	2,000	49,680
Greater Bay Bancorp.	17,600	485,760
Greene Bancshares, Inc.	2,244	81,794
Hancock Holding Co.	9,600	384,768
Hanmi Financial Corp.	14,642	226,805
Harleysville National Corp. (a)	6,730	106,940
Heartland Financial USA, Inc. (a)	2,850	58,567

Heritage Commerce Corp.	2,100	44,457
Home Bancshares, Inc. (a)	3,200	69,728
Horizon Financial Corp.	3,575	72,501
IBERIABANK Corp.	3,775	198,754
Independent Bank Corp. -Massachusetts	3,900	115,830
Independent Bank Corp. -Michigan	7,732	85,439
Integra Bank Corp.	5,022	91,049
International Bancshares Corp.	12,110	262,787
Investors Bancorp, Inc.* (a)	17,000	240,720
Irwin Financial Corp.	5,600	61,712
Lakeland Bancorp, Inc. (a)	2,748	37,318
Lakeland Financial Corp.	2,100	48,531
Macatawa Bank Corp.	4,511	61,034
MainSource Financial Group, Inc.	2,558	45,097
MB Financial, Inc. (a)	13,372	462,003
Midwest Banc Holdings, Inc.	5,200	76,804
Nara Bancorp, Inc.	8,300	129,646
National Penn Bancshares, Inc. (a)	11,985	196,076
NBT Bancorp, Inc.	9,297	202,117
Old National Bancorp. (a)	23,802	394,399
Old Second Bancorp, Inc.	2,598	74,043
Omega Financial Corp. (a)	2,700	71,307
Oriental Financial Group, Inc.	4,942	56,833
Pacific Capital Bancorp.	16,044	421,957
Park National Corp. (a)	3,450	300,840
Peoples Bancorp, Inc.	3,595	94,117
Pinnacle Financial Partners, Inc.*	3,400	97,988
Preferred Bank	2,950	116,053
PrivateBancorp, Inc. (a)	7,600	264,784
Prosperity Bancshares, Inc.	10,100	334,916
Provident Bankshares Corp.	11,297	353,935
Renasant Corp.	3,000	64,890
Republic Bancorp., Inc. "A"	1,236	19,578
Royal Bancshares of Pennsylvania, Inc. "A"	243	5,327
S&T Bancorp, Inc.	6,060	194,465
S.Y. Bancorp, Inc.	2,260	61,110
Sandy Spring Bancorp., Inc.	4,400	132,528
Santander BanCorp.	884	11,351
SCBT Financial Corp.	1,593	55,022
Seacoast Banking Corp. of Florida (a)	6,260	117,062
Security Bank Corp.	2,800	35,056
Sierra Bancorp.	600	17,196
Signature Bank*	10,300	362,869
Simmons First National Corp. "A"	2,700	71,118
South Financial Group, Inc.	17,400	395,676
Southside Bancshares, Inc. (a)	1,570	34,681
Southwest Bancorp., Inc.	3,800	71,516
Sterling Bancorp.	6,418	89,852
Sterling Bancshares, Inc.	26,737	305,069
Sterling Financial Corp. -Washington	16,711	449,693
Sterling Financial Corp. -Pennsylvania	10,528	180,555
Suffolk Bancorp.	2,000	64,120
Sun Bancorp, Inc.*	3,455	60,462
Superior Bancorp.*	5,100	45,033
Susquehanna Bancshares, Inc.	18,947	380,835

SVB Financial Group*	11,700	554,112
Taylor Capital Group, Inc.	1,300	36,309
Texas Capital Bancshares, Inc.*	9,300	202,182
The Bancorp, Inc.*	2,884	53,239
Tompkins Financial Corp.	1,710	67,887
TriCo Bancshares	3,100	69,037
Trustmark Corp.	16,700	468,268
U. S. B Holding Co., Inc.	2,503	58,145
UCBH Holdings, Inc.	33,800	590,824
UMB Financial Corp.	11,384	487,918
Umpqua Holdings Corp.	21,793	436,078
Union Bankshares Corp.	2,600	59,046
United Bankshares, Inc.	12,900	392,676
United Community Banks, Inc.	12,900	316,308
United Securities Bancshares (a)	1,200	22,560
Univest Corp. of Pennsylvania (a)	2,050	48,626
Virginia Commerce Bancorp, Inc.* (a)	4,515	64,745
W Holding Co., Inc. (a)	26,300	58,912
Washington Trust Bancorp, Inc.	2,500	67,425
WesBanco, Inc.	5,200	129,896
West Coast Bancorp.	4,200	119,322
Westamerica Bancorp. (a)	10,900	542,929
Western Alliance Bancorp.* (a)	3,039	71,629
Wilshire Bancorp, Inc.	5,700	62,529
Wintrust Financial Corp.	6,750	288,157
Yardville National Bancorp.	4,900	164,787

		25,182,760
Consumer Finance 0.5%
Advance America Cash Advance Centers, Inc.	19,450	207,532
Advanta Corp. "B"	10,950	300,249
Cash America International, Inc.	7,800	293,280
CompuCredit Corp.* (a)	7,093	153,989
Credit Acceptance Corp.* (a)	2,037	47,055
Dollar Financial Corp.*	5,800	165,474
EZCORP, Inc. "A"*	11,700	157,365
First Cash Financial Services, Inc.*	9,200	215,464
Nelnet, Inc. "A"	3,600	65,664
QC Holdings, Inc.	932	13,467
World Acceptance Corp.*	6,200	205,096

		1,824,635
Diversified Financial Services 0.7%
Aldabra 2 Acquisition Corp.*	12,300	113,037
Alternative Asset Management Acquisition Corp.*	12,300	108,486
Asset Acceptance Capital Corp.	4,934	57,234
ASTA Funding, Inc. (a)	4,200	160,944
Compass Diversified Trust	3,700	59,422
Financial Federal Corp.	10,050	281,500
Freedom Acquisition Holdings, Inc.* (a)	15,400	173,250
Interactive Brokers Group, Inc. "A"* (a)	13,400	351,884
International Securities Exchange Holdings, Inc.	11,100	737,817
Marathon Acquisition Corp.*	4,900	38,661
MarketAxess Holdings, Inc.*	11,200	168,000
NewStar Financial, Inc.*	4,000	44,960
NTR Acquisition Co.* (a)	4,199	39,807
PICOHoldings, Inc.*	4,100	170,355

Portfolio Recovery Associates, Inc. (a)	5,500	291,885
Primus Guaranty Ltd.* (a)	9,300	97,836
Resource America, Inc.	4,300	67,897

		2,962,975
Insurance 3.6%
Alfa Corp.	8,100	147,258
American Equity Investment Life Holding Co.	20,172	214,832
American Physicians Capital, Inc.	3,900	151,944
Amerisafe, Inc.*	7,000	115,780
AmTrust Financial Services, Inc.	9,700	147,149
Argo Group International Holdings Ltd.*	7,715	335,680
Aspen Insurance Holdings Ltd.	28,900	806,599
Assured Guaranty Ltd.	17,800	483,626
Baldwin & Lyons, Inc.	1,825	49,841
CNA Surety Corp.*	2,750	48,483
Commerce Group, Inc.	17,200	506,884
Crawford & Co. "B"*	3,900	24,804
Delphi Financial Group, Inc. "A"	15,031	607,553
Donegal Group, Inc. "A"	2,466	39,900
eHealth, Inc.*	5,100	141,270
EMC Insurance Group, Inc.	900	23,391
Employers Holdings, Inc.	16,500	340,065
Enstar Group Ltd.* (a)	1,600	202,800
FBL Financial Group, Inc.	3,216	127,000
First Acceptance Corp.*	3,005	15,175
First Mercury Financial Corp.*	3,300	70,983
FPIC Insurance Group, Inc.*	4,100	176,505
Great American Financial Resources, Inc.	2,204	54,042
Greenlight Capital Re Ltd. "A"* (a)	4,700	95,316
Harleysville Group, Inc.	4,500	143,910
Hilb, Rogal & Hobbs Co.	11,000	476,630
Hilltop Holdings, Inc.*	11,926	140,011
Horace Mann Educators Corp.	11,368	224,063
Independence Holding Co.	440	8,967
Infinity Property & Casualty Corp. (a)	6,700	269,474
IPC Holdings Ltd.	21,400	617,390
James River Group, Inc.	1,720	55,728
Kansas City Life Insurance Co.	700	30,856
LandAmerica Financial Group, Inc.	4,700	183,206
Max Capital Group Ltd.	20,300	569,212
Meadowbrook Insurance Group, Inc.*	10,000	90,100
Montpelier Re Holdings Ltd. (a)	30,100	532,770
National Financial Partners Corp.	10,700	566,886
National Interstate Corp.	3,469	106,811
National Western Life Insurance Co. "A"	500	127,980
Navigators Group, Inc.*	3,800	206,150
NYMAGIC, Inc.	900	25,029
Odyssey Re Holdings Corp.	10,002	371,174
Phoenix Companies, Inc.	37,900	534,769
Platinum Underwriters Holdings Ltd.	15,800	568,168
PMA Capital Corp. "A"*	9,900	94,050
Presidential Life Corp.	6,200	105,152
ProAssurance Corp.*	9,627	518,606
RAM Holdings Ltd.*	2,100	19,530
RLI Corp.	6,600	374,352

Safety Insurance Group, Inc.	5,400	194,076
Scottish Re Group Ltd.*	20,100	64,119
Seabright Insurance Holdings, Inc.*	8,212	140,179
Security Capital Assurance Ltd.	8,800	200,992
Selective Insurance Group, Inc.	16,900	359,632
State Auto Financial Corp.	3,200	93,600
Stewart Information Services Corp.	5,200	178,204
The Midland Co.	2,500	137,400
Tower Group, Inc.	7,500	196,350
United America Indemnity Ltd. "A"*	5,000	107,550
United Fire & Casualty Co.	6,300	246,267
Universal American Financial Corp.*	13,600	310,216
Validus Holdings Ltd.*	4,700	113,928
Zenith National Insurance Corp.	12,050	540,924

		14,771,291
Real Estate Investment Trusts 5.9%
Acadia Realty Trust (REIT)	7,227	196,068
Agree Realty Corp. (REIT)	2,900	90,886
Alesco Financial, Inc. (REIT) (a)	21,900	107,748
Alexander's, Inc. (REIT)*	700	269,850
Alexandria Real Estate Equities, Inc. (REIT)	9,697	933,433
American Campus Communities, Inc. (REIT)	6,500	190,385
American Financial Realty Trust (REIT)	36,300	292,215
Anthracite Capital, Inc. (REIT)	17,800	161,980
Anworth Mortgage Asset Corp. (REIT)	9,500	51,205
Arbor Realty Trust, Inc. (REIT)	5,700	107,673
Ashford Hospitality Trust (REIT)	34,732	349,057
BioMed Realty Trust, Inc. (REIT)	21,000	506,100
Capital Trust, Inc. "A" (REIT) (a)	4,400	156,200
CapLease, Inc. (REIT)	14,300	146,575
CBRE Realty Finance, Inc. (REIT)	4,800	28,320
Cedar Shopping Centers, Inc. (REIT)	9,900	134,838
Corporate Office Properties Trust (REIT)	13,300	553,679
Cousins Properties, Inc. (REIT) (a)	13,100	384,616
Crystal River Capital, Inc. (REIT)	5,200	87,412
DCT Industrial Trust, Inc. (REIT)	56,000	586,320
Deerfield Triarc Capital Corp. (REIT)	12,000	108,600
DiamondRock Hospitality Co. (REIT)	25,200	438,732
Digital Realty Trust, Inc. (REIT)	14,300	563,277
EastGroup Properties, Inc. (REIT)	5,400	244,404
Education Realty Trust, Inc. (REIT)	11,890	160,515
Entertainment Properties Trust (REIT)	8,275	420,370
Equity Inns, Inc. (REIT)	19,000	429,020
Equity Lifestyle Properties, Inc. (REIT)	7,000	362,600
Equity One, Inc. (REIT)	14,050	382,160
Extra Space Storage, Inc. (REIT)	16,400	252,396
FelCor Lodging Trust, Inc. (REIT)	16,531	329,463
First Industrial Realty Trust, Inc. (REIT)	15,800	614,146
First Potomac Realty Trust (REIT)	9,900	215,820
Franklin Street Properties Corp. (REIT) (a)	15,619	269,428
Friedman, Billings, Ramsey Group, Inc. "A" (REIT) (a)	42,400	195,464
Getty Realty Corp. (REIT)	3,400	92,480
Glimcher Realty Trust (REIT)	13,600	319,600
GMH Communities Trust (REIT)	9,500	73,625
Gramercy Capital Corp. (REIT)	4,200	105,714

Healthcare Realty Trust, Inc. (REIT)	17,000	453,220
Hersha Hospitality Trust (REIT)	9,600	95,040
Highwoods Properties, Inc. (REIT)	19,100	700,397
Home Properties, Inc. (REIT)	9,300	485,274
Impac Mortgage Holdings, Inc. (REIT) (a)	19,400	29,876
Inland Real Estate Corp. (REIT) (a)	20,800	322,192
Investors Real Estate Trust (REIT) (a)	8,500	91,800
Jer Investors Trust, Inc. (REIT)	5,500	68,475
Kite Realty Group Trust (REIT)	5,800	109,040
LaSalle Hotel Properties (REIT)	11,200	471,296
Lexington Realty Trust (REIT) (a)	22,980	459,830
LTC Properties, Inc. (REIT)	4,900	115,983
Luminent Mortgage Capital, Inc. (REIT) (a)	18,114	30,250
Maguire Properties, Inc. (REIT)	11,000	284,130
Medical Properties Trust, Inc. (REIT)	14,446	192,421
MFA Mortgage Investments, Inc. (REIT)	19,700	158,585
Mid-America Apartment Communities, Inc. (REIT)	9,100	453,635
National Health Investors, Inc. (REIT)	6,400	197,824
National Retail Properties, Inc. (REIT)	18,700	455,906
Nationwide Health Properties, Inc. (REIT) (a)	29,300	882,809
Newcastle Investment Corp. (REIT) (a)	14,600	257,252
NorthStar Realty Finance Corp. (REIT)	18,134	180,071
NovaStar Financial, Inc. (REIT) (a)	3,524	31,258
OMEGA Healthcare Investors, Inc. (REIT)	16,152	250,840
Parkway Properties, Inc. (REIT)	6,000	264,840
Pennsylvania Real Estate Investment Trust (REIT)	10,712	417,125
Post Properties, Inc. (REIT)	14,600	565,020
Potlatch Corp. (REIT)	10,426	469,483
PS Business Parks, Inc. (REIT)	3,900	221,715
RAIT Financial Trust (REIT) (a)	17,700	145,671
Ramco-Gershenson Properties Trust (REIT)	6,400	199,936
Realty Income Corp. (REIT) (a)	32,285	902,366
Redwood Trust, Inc. (REIT) (a)	5,300	176,066
Republic Property Trust (REIT)	11,500	168,705
Resource Capital Corp. (REIT) (a)	3,400	38,284
Saul Centers, Inc. (REIT)	2,400	123,600
Senior Housing Properties Trust (REIT)	21,600	476,496
Sovran Self Storage, Inc. (REIT)	4,600	210,864
Strategic Hotels & Resorts, Inc. (REIT)	19,400	399,446
Sun Communities, Inc. (REIT)	7,500	225,600
Sunstone Hotel Investors, Inc. (REIT)	17,500	448,700
Tanger Factory Outlet Centers, Inc. (REIT)	7,700	312,543
U-Store-It Trust (REIT)	16,900	223,080
Universal Health Realty Income Trust (REIT)	3,900	138,567
Urstadt Biddle Properties "A" (REIT)	3,600	55,692
Washington Real Estate Investment Trust (REIT)	16,000	530,880
Winthrop Realty Trust (REIT)	7,100	47,783

		24,452,240
Real Estate Management & Development 0.1%
Consolidated-Tomoka Land Co.	1,600	107,536
Grubb & Ellis Co.*	7,000	65,100
Meruelo Maddux Properties, Inc.*	13,200	78,012
Move, Inc.*	29,600	81,696
Tejon Ranch Co.*	2,500	103,500

Thomas Properties Group, Inc.	4,200	50,400

		486,244
Thrifts & Mortgage Finance 1.5%
Accredited Home Lenders Holding Co.* (a)	7,644	89,205
Anchor BanCorp Wisconsin, Inc. (a)	6,700	180,900
Bank Mutual Corp.	23,341	275,190
BankAtlantic Bancorp., Inc. "A"	16,900	146,523
BankUnited Financial Corp. "A"	11,800	183,372
Berkshire Hills Bancorp., Inc.	1,600	48,368
Brookline Bancorp, Inc.	19,935	231,047
Centerline Holding Co.	12,700	194,945
Clifton Savings Bancorp, Inc.	1,600	18,928
Corus Bankshares, Inc. (a)	14,200	184,884
Delta Financial Corp. (a)	6,400	31,424
Dime Community Bancshares	8,969	134,266
Downey Financial Corp. (a)	5,900	341,020
Federal Agricultural Mortgage Corp. "C"	4,300	126,248
First Busey Corp. (a)	7,700	168,707
First Financial Holdings, Inc.	2,600	81,328
First Niagara Financial Group, Inc.	32,179	455,333
First Place Financial Corp.	3,000	53,100
FirstFed Financial Corp.* (a)	4,600	227,930
Flagstar Bancorp., Inc.	12,550	122,111
Flushing Financial Corp.	4,000	67,200
Franklin Bank Corp.*	10,300	94,760
Fremont General Corp. (a)	18,000	70,200
Imperial Capital Bancorp, Inc.	1,900	53,675
Kearny Financial Corp.	4,497	57,517
KNBT Bancorp, Inc.	6,300	104,202
NASB Financial, Inc.	400	14,360
NewAlliance Bancshares, Inc.	38,500	565,180
NexCen Brands, Inc.*	13,700	92,064
Northwest Bancorp, Inc. (a)	3,600	102,456
Ocwen Financial Corp.* (a)	12,700	119,761
Partners Trust Financial Group, Inc.	14,695	178,838
PFF Bancorp., Inc.	8,490	130,237
Provident Financial Services, Inc.	18,464	302,256
Provident New York Bancorp.	10,178	133,434
Rockville Financial, Inc.	900	12,834
Roma Financial Corp. (a)	2,900	49,590
TierOne Corp.	6,800	179,996
Triad Guaranty, Inc.* (a)	4,600	87,262
TrustCo Bank Corp. (a)	21,983	240,274
United Community Financial Corp.	8,242	59,507
ViewPoint Financial Group	3,400	62,832
Wauwatosa Holdings, Inc.* (a)	3,020	49,075
WSFS Financial Corp.	1,600	99,840

		6,222,179
Health Care 12.9%
Biotechnology 3.4%
Acadia Pharmaceuticals, Inc.*	10,491	157,890
Acorda Therapeutics, Inc.*	7,500	137,625
Alexion Pharmaceuticals, Inc.*	11,635	758,020
Alkermes, Inc.*	27,700	509,680

Alnylam Pharmaceuticals, Inc.* (a)	9,700	317,869
Altus Pharmaceuticals, Inc.*	3,600	37,764
Amicus Therapeutics, Inc.*	6,600	110,286
Applera Corp.-Celera Group*	20,300	285,418
Arena Pharmaceuticals, Inc.* (a)	20,100	220,095
ARIAD Pharmaceuticals, Inc.* (a)	25,400	117,602
ArQule, Inc.*	12,200	86,986
Array BioPharma, Inc.*	13,800	154,974
Bioenvision, Inc.* (a)	18,600	98,208
BioMarin Pharmaceutical, Inc.* (a)	30,828	767,617
Cell Genesys, Inc.* (a)	26,800	102,376
Cepheid, Inc.*	18,600	424,080
Cubist Pharmaceuticals, Inc.*	15,457	326,606
CV Therapeutics, Inc.*	19,422	174,410
Cytokinetics, Inc.*	5,200	26,624
CytRx Corp.* (a)	29,800	103,108
Dendreon Corp.* (a)	27,600	212,244
Encysive Pharmaceuticals, Inc.*	29,546	44,614
Enzon Pharmaceuticals, Inc.* (a)	18,000	158,580
Genomic Health, Inc.*	5,141	98,656
GenVec, Inc.* (a)	25,500	59,925
Geron Corp.* (a)	25,100	183,732
GTx, Inc.*	3,046	49,589
Halozyme Therapeutics, Inc.* (a)	16,500	143,385
Human Genome Sciences, Inc.* (a)	44,100	453,789
Idenix Pharmaceuticals, Inc.* (a)	7,604	21,976
Immunomedics, Inc.* (a)	20,900	47,861
Incyte Corp.*	28,600	204,490
Indevus Pharmaceuticals, Inc.* (a)	21,100	145,801
InterMune, Inc.*	9,100	174,083
Isis Pharmaceuticals, Inc.* (a)	27,668	414,190
Keryx Biopharmaceuticals, Inc.*	15,200	151,088
LifeCell Corp.* (a)	11,300	424,541
Ligand Pharmaceuticals, Inc. "B"	22,800	121,752
MannKind Corp.* (a)	14,800	143,264
Martek Biosciences Corp.*	11,100	322,233
Maxygen, Inc.*	6,100	41,541
Medarex, Inc.*	35,400	501,264
Metabolix, Inc.*	5,500	133,430
Momenta Pharmaceutical, Inc.* (a)	6,000	68,340
Myriad Genetics, Inc.* (a)	12,000	625,800
Nabi Biopharmaceuticals* (a)	19,133	77,680
Neurocrine Biosciences, Inc.*	13,000	130,000
Novacea, Inc.*	3,700	29,637
Omrix Biopharmaceuticals, Inc.*	5,200	183,612
Onyx Pharmaceuticals, Inc.*	16,300	709,376
OSI Pharmaceuticals, Inc.*	15,800	537,042
Osiris Therapeutics, Inc.* (a)	5,100	65,688
Pharmion Corp.*	8,700	401,418
Progenics Pharmaceuticals, Inc.*	8,100	179,091
Protalix BioTherapeutics, Inc.* (a)	571	19,734
Regeneron Pharmaceuticals, Inc.*	20,559	365,950
Rigel Pharmaceuticals, Inc.*	8,200	77,326
Savient Pharmaceuticals, Inc.*	17,389	253,010
Seattle Genetics, Inc.*	9,100	102,284

Senomyx, Inc.*	10,320	126,420
Telik, Inc.* (a)	22,500	65,475
United Therapeutics Corp.* (a)	5,828	387,795
Vanda Pharmaceuticals, Inc.*	9,000	125,190
XOMA Ltd.* (a)	48,000	163,680
ZymoGenetics, Inc.* (a)	11,000	143,550

		14,007,364
Health Care Equipment & Supplies 3.7%
Abaxis, Inc.*	8,000	179,600
ABIOMED, Inc.*	5,300	65,879
Accuray, Inc.*	4,600	80,316
Align Technology, Inc.*	16,600	420,478
American Medical Systems Holdings, Inc.* (a)	23,400	396,630
Analogic Corp.	4,900	312,424
AngioDynamics, Inc.*	7,600	143,260
Arrow International, Inc.	6,300	286,587
ArthroCare Corp.*	7,600	424,764
Aspect Medical Systems, Inc.*	6,400	86,848
Conceptus, Inc.* (a)	10,400	197,392
CONMED Corp.*	9,861	276,009
Cutera, Inc.*	5,100	133,671
Cyberonics, Inc.* (a)	7,751	108,049
Cynosure, Inc. "A"*	3,000	110,700
Datascope Corp.	2,806	94,871
DJO, Inc.*	6,100	299,510
ev3, Inc.* (a)	3,453	56,698
Foxhollow Technologies, Inc.*	7,600	200,640
Greatbatch, Inc.*	5,900	156,881
Haemonetics Corp.*	6,700	331,114
Hansen Medical, Inc.* (a)	4,100	111,151
Hologic, Inc.* (a)	15,400	939,400
I-Flow Corp.*	7,100	131,989
ICU Medical, Inc.*	4,900	189,875
Immucor, Inc.*	21,993	786,250
Integra LifeSciences Holdings* (a)	6,300	306,054
Invacare Corp.	7,700	180,026
Inverness Medical Innovations, Inc.*	15,900	879,588
Kensey Nash Corp.*	4,600	120,106
Kyphon, Inc.*	14,500	1,015,000
Masimo Corp.*	4,100	105,206
Medical Action Industries, Inc.*	6,100	144,326
Mentor Corp. (a)	10,047	462,664
Meridian Bioscience, Inc.	11,450	347,164
Merit Medical System, Inc.*	8,844	114,795
Micrus Endovascular Corp.*	5,700	104,139
Natus Medical, Inc.*	7,800	124,332
NuVasive, Inc.*	10,900	391,637
NxStage Medical, Inc.*	7,885	114,254
OraSure Technologies, Inc.*	13,900	139,695
Orthofix International NV*	5,900	288,923
Palomar Medical Technologies, Inc.*	5,400	153,846
PolyMedica Corp.	8,100	425,412
Quidel Corp.*	10,400	203,424
Regeneration Technologies, Inc.*	10,700	114,704
Sirona Dental Systems, Inc.*	5,600	199,752

SonoSite, Inc.* (a)	6,128	187,027
Spectranetics Corp.*	12,200	164,456
Stereotaxis, Inc.*	7,450	102,735
STERIS Corp.	21,400	584,862
SurModics, Inc.* (a)	5,500	269,555
Symmetry Medical, Inc.*	8,500	141,950
Thoratec Corp.* (a)	14,860	307,453
Vital Signs, Inc.	2,300	119,922
Volcano Corp.*	5,000	82,200
West Pharmaceutical Services, Inc.	8,772	365,442
Wright Medical Group, Inc.*	9,300	249,426
Zoll Medical Corp.*	7,700	199,584

		15,230,645
Health Care Providers & Services 2.5%
Air Methods Corp.*	4,100	189,420
Alliance Imaging, Inc.*	4,300	38,958
Amedisys, Inc.*	6,399	245,850
American Dental Partners, Inc.*	5,400	151,254
AMERIGROUP Corp.*	14,300	493,064
AMN Healthcare Services, Inc.*	8,900	166,697
AmSurg Corp.*	10,100	233,007
Apria Healthcare Group, Inc.*	12,000	312,120
Assisted Living Concepts, Inc. "A"*	13,400	122,476
Bio-Reference Laboratories, Inc.*	4,300	145,168
Capital Senior Living Corp.*	4,300	36,206
Centene Corp.*	11,600	249,516
Chemed Corp.	7,100	441,336
CorVel Corp.*	3,050	70,516
Cross Country Healthcare, Inc.*	10,300	179,941
CryoLife, Inc.*	4,700	44,415
Emergency Medical Services Corp. "A"*	3,500	105,875
Gentiva Health Services, Inc.*	8,500	163,285
HealthExtras, Inc.*	7,900	219,857
HEALTHSOUTH Corp.* (a)	23,500	411,485
Healthspring, Inc.*	11,700	228,150
Healthways, Inc.*	11,300	609,861
HMS Holdings Corp.*	4,300	105,823
Hythiam, Inc.* (a)	10,400	77,376
inVentiv Health, Inc.*	8,600	376,852
Kindred Healthcare, Inc.*	8,500	152,235
Landauer, Inc.	2,200	112,112
LCA-Vision, Inc.	6,700	196,913
LHC Group, Inc.*	5,749	123,431
Magellan Health Services, Inc.*	12,900	523,482
Matria Healthcare, Inc.*	7,053	184,506
MedCath Corp.*	4,200	115,332
Molina Healthcare, Inc.*	2,900	105,183
MWI Veterinary Supply, Inc.*	1,889	71,310
National Healthcare Corp.	1,200	61,668
Nighthawk Radiology Holdings, Inc.* (a)	7,800	191,178
Odyssey HealthCare, Inc.*	12,675	121,807
Owens & Minor, Inc.	10,500	399,945
PharMerica Corp.*	8,111	121,016
Providence Service Corp.*	3,438	100,940
PSS World Medical, Inc.*	22,463	429,717

Psychiatric Solutions, Inc.*	17,400	683,472
Radiation Therapy Services, Inc.*	3,900	81,198
RehabCare Group, Inc.*	5,400	94,986
Res-Care, Inc.*	6,700	153,028
Skilled Healthcare Group, Inc. "A"*	8,900	140,175
Sun Healthcare Group, Inc.*	14,500	242,295
Sunrise Senior Living, Inc.* (a)	12,250	433,282

		10,257,719
Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc.*	15,200	410,856
Computer Programs & Systems, Inc.	3,900	102,804
Eclipsys Corp.*	11,406	265,988
Omnicell, Inc.*	11,700	333,918
Phase Forward, Inc.*	12,443	248,984
TriZetto Group, Inc.*	15,500	271,405
Vital Images, Inc.*	6,300	122,976

		1,756,931
Life Sciences Tools & Services 1.4%
Affymetrix, Inc.*	19,000	482,030
Albany Molecular Research, Inc.*	7,400	111,740
AMAG Pharmaceuticals, Inc.*	4,986	285,199
Bio-Rad Laboratories, Inc. "A"*	5,000	452,500
Bruker BioSciences Corp.*	16,638	146,414
Cambrex Corp.	11,603	126,357
Dionex Corp.*	5,760	457,690
Enzo Biochem, Inc.* (a)	9,337	105,975
eResearch Technology, Inc.*	14,900	169,711
Exelixis, Inc.*	26,100	276,399
Illumina, Inc.* (a)	15,147	785,826
Kendle International, Inc.*	4,500	186,885
Luminex Corp.* (a)	7,800	117,624
Medivation, Inc.* (a)	7,200	144,360
Nektar Therapeutics* (a)	30,100	265,783
PAREXEL International Corp.*	8,860	365,652
Pharmanet Development Group, Inc.*	6,300	182,889
PRA International*	4,600	135,240
Varian, Inc.*	8,528	542,466
Ventana Medical Systems, Inc.*	7,992	686,593

		6,027,333
Pharmaceuticals 1.5%
Adams Respiratory Therapeutics, Inc.*	9,900	381,546
Akorn, Inc.*	11,900	89,131
Alpharma, Inc. "A"	11,390	243,291
Auxilium Pharmaceuticals, Inc.*	9,600	202,368
Bentley Pharmaceuticals, Inc.*	5,800	72,384
BioMimetic Therapeutics, Inc.*	4,300	57,362
Bradley Pharmaceuticals, Inc.*	4,900	89,180
Caraco Pharmaceutical Laboratories Ltd.*	1,000	15,250
Cypress Bioscience, Inc.* (a)	10,900	149,221
Discovery Laboratories, Inc.* (a)	29,800	80,162
Durect Corp.*	13,400	73,432
Javelin Pharmaceuticals, Inc.* (a)	14,900	74,798
K-V Pharmaceutical Co. "A"*	12,150	347,490
Medicines Co.*	13,800	245,778

Medicis Pharmaceutical Corp. "A" (a)	15,300	466,803
MGI Pharma, Inc.*	22,200	616,716
Nastech Pharmaceutical Co., Inc.* (a)	9,500	126,445
Noven Pharmaceuticals, Inc.*	8,500	135,405
Pain Therapeutics, Inc.* (a)	13,600	127,160
Par Pharmaceutical Companies, Inc.*	9,300	172,608
Penwest Pharmaceuticals Co.* (a)	8,300	91,383
Perrigo Co.	25,398	542,247
POZEN, Inc.* (a)	8,900	98,434
Salix Pharmaceuticals Ltd.* (a)	16,450	204,309
Santarus, Inc.* (a)	18,300	48,495
Sciele Pharma, Inc.* (a)	12,000	312,240
Somaxon Pharmaceuticals, Inc.* (a)	4,200	42,714
SuperGen, Inc.*	18,283	79,348
Valeant Pharmaceuticals International*	30,400	470,592
ViroPharma, Inc.*	19,000	169,100
VIVUS, Inc.* (a)	11,200	55,552
XenoPort, Inc.*	5,820	273,831

		6,154,775
Industrials 14.7%
Aerospace & Defense 1.7%
AAR Corp.*	9,650	292,781
American Science & Engineering, Inc. (a)	3,400	213,044
Argon ST, Inc.*	5,283	104,603
Ceradyne, Inc.*	7,475	566,156
Cubic Corp.	3,600	151,812
Curtiss-Wright Corp.	14,400	684,000
DynCorp International, Inc. "A"*	8,900	205,679
EDO Corp.	4,900	274,449
Esterline Technologies Corp.*	6,300	359,415
GenCorp, Inc.*	20,283	242,585
HEICO Corp.	8,700	429,432
Hexcel Corp.*	25,900	588,189
Innovative Solutions & Support, Inc.* (a)	4,950	93,902
Ionatron, Inc.* (a)	13,629	46,747
Ladish Co., Inc.*	5,100	282,948
Moog, Inc. "A"*	9,975	438,302
MTC Technologies, Inc.*	2,000	38,620
Orbital Sciences Corp.*	15,560	346,054
Taser International, Inc.* (a)	20,600	323,214
Teledyne Technologies, Inc.*	10,022	535,075
Triumph Group, Inc.	4,600	375,866
United Industrial Corp.	3,200	240,832

		6,833,705
Air Freight & Logistics 0.3%
ABX Air, Inc.*	21,700	153,636
Atlas Air Worldwide Holdings, Inc.*	4,717	243,539
Dynamex, Inc.*	2,080	53,289
Forward Air Corp.	10,437	310,814
Hub Group, Inc. "A"*	10,700	321,321
Pacer International, Inc.	12,900	245,745

		1,328,344
Airlines 0.5%
AirTran Holdings, Inc.*	24,400	240,096

Alaska Air Group, Inc.*	11,300	260,917
ExpressJet Holdings, Inc.* (a)	22,100	68,289
JetBlue Airways Corp.* (a)	48,900	450,858
Midwest Air Group, Inc.* (a)	9,100	149,695
Pinnacle Airlines Corp.* (a)	7,100	113,742
Republic Airways Holdings, Inc.*	11,479	243,010
SkyWest, Inc.	21,400	538,638

		2,065,245
Building Products 0.6%
AAON, Inc.	3,150	62,150
American Woodmark Corp. (a)	4,600	114,034
Ameron International Corp.	3,200	338,464
Apogee Enterprises, Inc.	10,100	261,994
Builders FirstSource, Inc.*	5,700	61,446
Gibraltar Industries, Inc.	8,850	163,725
Goodman Global, Inc.*	9,400	224,472
Griffon Corp.*	8,370	126,387
Insteel Industries, Inc.	7,200	110,520
NCI Building Systems, Inc.*	5,600	241,976
Simpson Manufacturing Co., Inc. (a)	11,500	366,275
Trex Co., Inc.* (a)	5,200	57,824
Universal Forest Products, Inc.	5,800	173,420

		2,302,687
Commercial Services & Supplies 4.0%
ABM Industries, Inc.	11,300	225,774
Acco Brands Corp.*	14,200	318,648
Administaff, Inc.	5,900	214,170
American Ecology Corp.	6,100	129,259
American Reprographics Co.*	7,540	141,149
AMREP Corp. (a)	1,100	29,480
Arrowhead Research Corp.* (a)	12,500	63,125
Barrett Business Services, Inc.	1,200	28,596
Bowne & Co., Inc.	10,300	171,598
Casella Waste Systems, Inc. "A"*	5,800	72,732
CBIZ, Inc.*	15,528	123,448
CDI Corp.	3,100	86,428
Cenveo Inc.*	14,380	311,039
Clean Harbors, Inc.*	5,500	244,860
Comfort Systems USA, Inc.	10,000	142,000
COMSYS IT Partners, Inc.*	5,274	88,656
Consolidated Graphics, Inc.*	2,900	182,091
Cornell Companies, Inc.*	4,800	113,040
CoStar Group, Inc.*	4,900	261,905
CRA International, Inc.*	4,700	226,493
Deluxe Corp.	14,300	526,812
Diamond Management & Technology Consultants, Inc.	10,700	98,440
Ennis, Inc.	7,600	167,504
Exponent, Inc.*	3,100	77,779
First Advantage Corp. "A"*	3,300	58,311
FTI Consulting, Inc.*	11,400	573,534
Fuel Tech, Inc.* (a)	6,200	136,958
G & K Services, Inc. "A"	5,172	207,914
Geo Group, Inc.*	14,100	417,501
GeoEye, Inc.*	3,400	87,550
Healthcare Services Group, Inc.	15,187	307,840

Heidrick & Struggles International, Inc.*	6,244	227,594
Herman Miller, Inc.	20,600	559,084
Hudson Highland Group, Inc.*	8,900	113,297
Huron Consulting Group, Inc.*	6,071	440,876
ICT Group, Inc.*	3,400	45,594
IHS, Inc. "A"*	8,500	480,165
IKON Office Solutions, Inc.	34,900	448,465
Innerworkings, Inc.* (a)	9,500	163,685
Interface, Inc. "A"	18,741	338,275
Kelly Services, Inc. "A"	7,800	154,518
Kenexa Corp.* (a)	7,933	244,178
Kforce, Inc.*	10,000	128,600
Knoll, Inc.	12,556	222,743
Korn/Ferry International*	11,123	183,641
Labor Ready, Inc.*	13,000	240,630
Layne Christensen Co.*	5,100	282,948
LECG Corp.*	9,600	143,040
M&F Worldwide Corp.*	3,200	160,608
McGrath Rentcorp.	6,000	199,440
Mine Safety Appliances Co.	7,800	367,458
Mobile Mini, Inc.*	12,148	293,496
Navigant Consulting, Inc.* (a)	14,875	188,317
Odyssey Marine Exploration, Inc.* (a)	14,600	90,374
On Assignment, Inc.*	13,300	124,222
PeopleSupport, Inc.*	9,200	110,032
PHH Corp.*	15,000	394,200
Pike Electric Corp.*	3,408	63,934
Resources Connection, Inc.	14,200	328,730
Rollins, Inc.	8,275	220,860
RSC Holdings, Inc.*	3,700	60,680
Schawk, Inc.	4,900	110,593
School Specialty, Inc.*	6,100	211,243
Spherion Corp.*	15,043	124,255
Standard Parking Corp.*	900	35,811
Standard Register Co.	3,200	40,672
Team, Inc.*	6,200	169,756
TeleTech Holdings, Inc.*	13,500	322,785
Tetra Tech, Inc.*	19,516	412,178
The Advisory Board Co.*	6,300	368,361
United Stationers, Inc.*	9,151	508,064
Viad Corp.	6,300	226,800
Volt Information Sciences, Inc.* (a)	4,400	77,616
Waste Connections, Inc.*	19,075	605,822
Waste Industries USA, Inc.	1,300	37,206
Waste Services, Inc.* (a)	7,733	75,087
Watson Wyatt Worldwide, Inc. "A"	11,800	530,292

		16,710,859
Construction & Engineering 0.8%
Aecom Technology Corp.*	10,300	359,779
EMCOR Group, Inc.*	20,800	652,288
Granite Construction, Inc.	9,950	527,549
Great Lakes Dredge & Dock Co.*	5,000	43,800
Insituform Technologies, Inc. "A"*	9,590	146,056
Integrated Electrical Services, Inc.*	4,700	120,367
Michael Baker Corp.*	3,200	156,832

Northwest Pipe Co.*	3,900	147,498
Perini Corp.*	8,500	475,405
Washington Group International, Inc.*	9,100	799,071

		3,428,645
Electrical Equipment 1.8%
A.O. Smith Corp.	5,160	226,421
Acuity Brands, Inc.	13,931	703,237
American Superconductor Corp.* (a)	12,089	247,583
AZZ, Inc.*	4,400	153,824
Baldor Electric Co.	14,697	587,145
Belden, Inc.	12,638	592,849
Brady Corp. "A"	14,800	531,024
Coleman Cable, Inc.*	2,000	27,680
Encore Wire Corp. (a)	6,750	169,628
Energy Conversion Devices, Inc.* (a)	10,709	243,308
EnerSys*	8,800	156,376
Evergreen Solar, Inc.* (a)	25,200	225,036
Franklin Electric Co., Inc.	6,700	275,437
FuelCell Energy, Inc.* (a)	23,400	209,196
Genlyte Group, Inc.*	9,200	591,192
GrafTech International Ltd.*	28,098	501,268
II-VI, Inc.*	8,300	286,599
Lamson & Sessions Co.*	5,500	148,280
LSI Industries, Inc.	7,875	161,595
Medis Technologies Ltd.* (a)	8,365	108,745
Polypore International, Inc.*	4,400	61,864
Powell Industries, Inc.*	3,500	132,615
Power-One, Inc.*	16,200	82,620
Regal-Beloit Corp.	8,400	402,276
Superior Essex, Inc.*	7,140	266,179
Vicor Corp.	4,174	50,589
Woodward Governor Co.	8,100	505,440

		7,648,006
Industrial Conglomerates 0.2%
Raven Industries, Inc. (a)	4,800	192,240
Sequa Corp. "A"*	1,700	281,826
Standex International Corp.	2,500	51,700
Tredegar Corp.	8,155	140,674
Walter Industries, Inc.	13,400	360,460

		1,026,900
Machinery 3.1%
3D Systems Corp.* (a)	3,100	73,222
Accuride Corp.*	9,266	112,211
Actuant Corp. "A"	9,100	591,227
Albany International Corp. "A"	7,352	275,626
American Railcar Industries, Inc.	3,400	74,868
Ampco-Pittsburgh Corp.	3,000	118,140
Astec Industries, Inc.*	4,560	261,972
ASV, Inc.* (a)	7,800	109,434
Badger Meter, Inc. (a)	3,012	96,535
Barnes Group, Inc.	15,200	485,184
Blount International, Inc.*	9,100	103,376
Briggs & Stratton Corp. (a)	13,600	342,448
Bucyrus International, Inc. "A"	10,650	776,704

Cascade Corp.	4,100	267,197
Chart Industries, Inc.*	4,800	154,368
CIRCOR International, Inc.	3,400	154,394
CLARCOR, Inc.	16,900	578,149
Columbus McKinnon Corp.*	6,600	164,274
Commercial Vehicle Group, Inc.*	4,875	62,546
Dynamic Materials Corp.	4,200	201,138
EnPro Industries, Inc.*	5,500	223,300
ESCO Technologies, Inc.*	6,734	223,838
Federal Signal Corp.	13,830	212,429
Flow International Corp.*	7,700	67,914
Force Protection, Inc.* (a)	21,400	463,524
FreightCar America, Inc.	4,400	168,080
Gehl Co.*	4,215	94,121
Gorman-Rupp Co.	2,487	82,469
Greenbrier Companies, Inc. (a)	5,700	152,247
Hardinge, Inc.	4,300	149,769
Hurco Companies, Inc.*	2,100	113,526
Kadant, Inc.*	4,480	125,440
Kaydon Corp.	8,790	456,992
L.B. Foster Co. "A"*	4,000	173,840
Lindsay Corp. (a)	4,650	203,577
Middleby Corp.*	4,800	309,792
Miller Industries, Inc.*	2,000	34,240
Mueller Industries, Inc.	10,300	372,242
Mueller Water Products, Inc. "A" (a)	36,700	454,713
NACCO Industries, Inc. "A"	1,425	147,459
Nordson Corp.	11,200	562,352
RBC Bearings, Inc.*	7,445	285,516
Robbins & Myers, Inc.	3,900	223,431
Sun Hydraulics Corp. (a)	4,050	128,790
Tecumseh Products Co. "A"*	6,541	125,914
Tennant Co.	5,200	253,240
Titan International, Inc.	6,100	194,712
TurboChef Technologies, Inc.*	7,200	95,040
Twin Disc, Inc.	1,900	110,580
Valmont Industries, Inc.	6,400	543,040
Wabash National Corp.	9,700	109,513
Wabtec Corp.	13,271	497,132
Watts Water Technologies, Inc. "A"	8,480	260,336
Xerium Technologies, Inc.	3,367	18,182

		12,640,303
Marine 0.4%
American Commercial Lines, Inc.* (a)	16,200	384,426
Eagle Bulk Shipping, Inc. (a)	14,600	375,804
Genco Shipping & Trading Ltd.	4,300	281,779
Horizon Lines, Inc. "A"	8,564	261,459
TBS International Ltd. "A"*	2,300	94,875
Ultrapetrol Bahamas Ltd.*	2,900	48,169

		1,446,512
Road & Rail 0.6%
AMERCO* (a)	3,000	190,380
Arkansas Best Corp.	6,289	205,399
Celadon Group, Inc.*	9,800	115,346
Dollar Thrifty Automotive Group, Inc.*	8,200	284,458

Genesee & Wyoming, Inc.*	9,300	268,212
Heartland Express, Inc.	20,381	291,041
Knight Transportation, Inc. (a)	14,392	247,686
Marten Transport Ltd.*	4,900	75,509
Old Dominion Freight Line, Inc.*	9,550	228,913
Patriot Transportation Holding, Inc.*	200	19,668
Saia, Inc.*	5,249	86,766
Universal Truckload Services, Inc.*	2,210	48,532
Werner Enterprises, Inc.	13,700	234,955

		2,296,865
Trading Companies & Distributors 0.7%
Applied Industrial Technologies, Inc.	12,050	371,501
Beacon Roofing Supply, Inc.* (a)	13,508	138,052
BlueLinx Holdings, Inc.	4,130	29,075
Electro Rent Corp.	3,900	54,639
H&E Equipment Services, Inc.*	4,500	80,910
Houston Wire & Cable Co.	6,100	110,471
Interline Brands, Inc.*	6,700	154,033
Kaman Corp.	7,400	255,744
Lawson Products, Inc.	500	17,405
NuCo2, Inc.*	5,900	151,866
Rush Enterprises, Inc. "A"*	7,400	187,590
TAL International Group, Inc.	3,800	95,266
TransDigm Group, Inc.*	2,990	136,673
UAP Holding Corp.	17,300	542,528
Watsco, Inc.	6,353	294,970
Williams Scotsman International, Inc.*	10,700	296,497

		2,917,220
Transportation Infrastructure 0.0%
Star Maritime Acquisition Corp.* (a)	10,100	141,501
Information Technology 17.9%
Communications Equipment 2.6%
3Com Corp.*	125,200	618,488
Acme Packet, Inc.*	3,900	60,138
ADTRAN, Inc.	17,300	398,419
Anaren, Inc.*	5,670	79,947
Andrew Corp.*	43,500	602,475
Arris Group, Inc.* (a)	30,500	376,675
Avanex Corp.*	66,700	109,388
Avocent Corp.*	15,000	436,800
Bel Fuse, Inc. "B"	2,335	80,931
Black Box Corp.	6,474	276,828
Blue Coat Systems, Inc.*	4,400	346,544
C-COR, Inc.*	16,866	193,790
Comtech Group, Inc.*	6,100	111,081
Comtech Telecommunications Corp.*	7,750	414,547
Digi International, Inc.*	7,100	101,104
Ditech Networks, Inc.*	10,600	55,862
Dycom Industries, Inc.*	10,666	326,700
EMS Technologies, Inc.*	3,200	78,496
Extreme Networks, Inc.*	34,600	132,864
Finisar Corp.* (a)	72,200	202,160
Foundry Networks, Inc.*	45,800	813,866
Harmonic, Inc.*	26,800	284,348

Harris Stratex Networks, Inc. "A"*	7,050	123,164
Hughes Communications, Inc.*	900	46,665
Infinera Corp.*	4,800	96,720
InterDigital, Inc.*	13,100	272,218
Ixia*	10,400	90,688
Loral Space & Communications, Inc.*	2,700	107,325
MasTec, Inc.*	10,000	140,700
MRV Communications, Inc.* (a)	43,534	107,964
NETGEAR, Inc.*	9,600	292,032
Oplink Communications, Inc.*	9,171	125,276
OpNext, Inc.*	5,600	64,960
Optium Corp.* (a)	5,600	58,128
Orbcomm, Inc.*	5,800	43,674
Packeteer, Inc.* (a)	13,500	102,600
Plantronics, Inc.	12,500	356,875
Polycom, Inc.*	28,700	770,882
Powerwave Technologies, Inc.* (a)	34,100	210,056
Sirenza Microdevices, Inc.*	14,000	242,060
Sonus Networks, Inc.* (a)	72,100	439,810
Starent Networks Corp.*	3,600	75,996
Sycamore Networks, Inc.*	55,100	224,257
Symmetricom, Inc.*	15,100	70,970
Tekelec*	16,800	203,280
UTStarcom, Inc.* (a)	37,700	137,982
ViaSat, Inc.*	6,000	184,980

		10,690,713
Computers & Peripherals 1.1%
Adaptec, Inc.*	44,200	168,844
Avid Technology, Inc.* (a)	11,400	308,712
Cray, Inc.*	11,900	85,680
Data Domain, Inc.*	2,500	77,375
Electronics for Imaging, Inc.*	18,700	502,282
Emulex Corp.*	23,400	448,578
Gateway, Inc.*	71,592	134,593
Hutchinson Technology, Inc.*	9,800	241,080
Hypercom Corp.*	19,100	86,332
Imation Corp.	9,100	223,223
Immersion Corp.*	9,300	152,334
Intermec, Inc.* (a)	16,400	428,368
Intevac, Inc.*	7,200	109,440
Novatel Wireless, Inc.*	9,900	224,235
Palm, Inc.* (a)	28,809	468,722
Quantum Corp.*	50,200	170,680
Rackable Systems, Inc.* (a)	9,900	128,403
Rimage Corp.*	1,700	38,148
STEC, Inc.*	11,800	90,034
Stratasys, Inc.*	7,500	206,700
Synaptics, Inc.*	8,700	415,512

		4,709,275
Electronic Equipment & Instruments 2.7%
Acacia Research - Acacia Technologies*	10,700	157,076
Agilysys, Inc.	10,568	178,599
Anixter International, Inc.*	8,700	717,315
Benchmark Electronics, Inc.*	19,548	466,611
Brightpoint, Inc.*	17,030	255,620

Checkpoint Systems, Inc.*	10,200	269,178
Cogent, Inc.* (a)	12,200	191,296
Cognex Corp.	15,000	266,400
Coherenet, Inc.* (a)	9,974	319,966
CTS Corp.	13,590	175,311
Daktronics, Inc. (a)	11,100	302,142
DTS, Inc.*	7,400	224,738
Echelon Corp.* (a)	10,100	252,601
Electro Scientific Industries, Inc.*	9,556	228,962
Excel Technology, Inc.*	5,035	125,623
FARO Technologies, Inc.*	3,100	136,865
FLIR Systems, Inc.*	20,800	1,152,112
Gerber Scientific, Inc.*	9,600	104,160
Insight Enterprises, Inc.*	15,962	411,979
IPG Photonics Corp.*	3,000	58,980
Itron, Inc.* (a)	9,100	846,937
KEMET Corp.*	21,900	160,965
L-1 Identity Solutions, Inc.*	16,560	312,156
Littelfuse, Inc.*	7,786	277,882
LoJack Corp.*	7,300	138,408
Measurement Specialties, Inc.*	3,111	86,797
Mercury Computer Systems, Inc.*	6,922	71,158
Methode Electronics, Inc. "A"	13,428	202,092
MTS Systems Corp.	6,300	262,080
Multi-Fineline Electronix, Inc.*	2,000	29,660
Newport Corp.*	13,000	197,990
OSI Systems, Inc.*	4,300	96,793
Park Electrochemical Corp.	7,187	241,340
PC Connection, Inc.*	1,900	23,750
Plexus Corp.*	12,324	337,678
RadiSys Corp.*	8,374	104,256
Rofin-Sinar Technologies, Inc.*	5,300	372,113
Rogers Corp.*	4,500	185,355
Scansource, Inc.*	9,000	252,990
Smart Modular Technologies (WWH), Inc.*	12,600	90,090
SYNNEX Corp.*	4,186	86,064
Technitrol, Inc.	11,900	320,705
TTM Technologies, Inc.*	14,700	170,079
Universal Display Corp.*	5,215	92,410
X-Rite, Inc.	6,400	92,416
Zygo Corp.*	4,200	54,726

		11,102,424
Internet Software & Services 2.5%
Ariba, Inc.* (a)	21,621	233,074
Art Technology Group, Inc.*	47,700	144,054
AsiaInfo Holdings, Inc.*	12,100	109,626
Bankrate, Inc.* (a)	3,000	138,360
Chordiant Software, Inc.*	11,380	157,727
CMGI, Inc.*	133,900	182,104
CNET Networks, Inc.*	42,300	315,135
comScore, Inc.*	1,800	48,600
CyberSource Corp.* (a)	10,000	116,900
DealerTrack Holdings, Inc.*	8,900	372,732
Dice Holdings, Inc.*	5,000	51,400
Digital River, Inc.*	11,600	519,100

DivX, Inc.*	8,700	129,369
EarthLink, Inc.*	34,500	273,240
Equinix, Inc.*	9,900	878,031
Greenfield Online, Inc.*	8,200	125,050
iBasis, Inc.*	6,400	68,800
Imergent, Inc. (a)	4,200	94,206
InfoSpace, Inc.	8,400	147,504
Internap Network Services Corp.*	12,430	176,133
Internet Capital Group, Inc.*	12,300	147,600
Interwoven, Inc.*	14,750	209,893
iPass, Inc.* (a)	19,800	83,160
j2 Global Communications, Inc.*	13,500	441,855
Limelight Networks, Inc.*	5,500	48,730
Liquidity Services, Inc.*	2,200	24,178
LoopNet, Inc.*	6,600	135,564
Marchex, Inc. "B" (a)	10,000	95,100
Mercadolibre, Inc.*	4,800	174,048
NIC, Inc.	12,300	85,362
Omniture, Inc.*	9,500	288,040
On2 Technologies, Inc.* (a)	37,600	43,616
Online Resources Corp.*	9,600	121,344
Openwave Systems, Inc.	23,166	101,467
Perficient, Inc.* (a)	10,200	223,074
RealNetworks, Inc.*	28,600	193,908
S1 Corp.*	19,700	178,285
SAVVIS, Inc.*	8,800	341,264
Sohu.com, Inc.* (a)	7,200	271,512
SonicWALL, Inc.*	23,200	202,536
Terremark Worldwide, Inc.*	11,592	83,115
The Knot, Inc.*	9,600	204,096
TheStreet.com, Inc.	7,900	95,669
Travelzoo, Inc.*	3,200	73,440
United Online, Inc. (a)	18,650	279,936
ValueClick, Inc.*	28,600	642,356
Vignette Corp.*	10,440	209,531
VistaPrint Ltd.* (a)	13,800	515,706
Visual Sciences, Inc.*	7,100	102,524
Vocus, Inc.*	4,800	140,352
Websense, Inc.*	12,800	252,544

		10,290,950
IT Services 1.5%
Authorize.Net Holdings, Inc.*	10,204	179,897
BearingPoint, Inc.*	54,500	220,725
CACI International, Inc. "A"*	8,200	418,938
Cass Information Systems, Inc.	1,000	35,770
CIBER, Inc.*	14,147	110,488
CSG Systems International, Inc.*	14,900	316,625
Euronet Worldwide, Inc.* (a)	15,000	446,550
Exlservice Holdings, Inc.*	4,800	102,048
Forrester Research, Inc.*	5,200	122,564
Gartner, Inc.*	22,385	547,537
Gevity HR, Inc.	9,100	93,275
Global Cash Access Holdings, Inc.*	10,400	110,136
Heartland Payment Systems, Inc. (a)	3,060	78,642
iGATE Corp.*	4,288	36,748

infoUSA, Inc.	9,800	91,042
Integral Systems, Inc.	2,535	54,477
Lionbridge Technologies, Inc.*	22,000	87,780
ManTech International Corp. "A"*	4,200	151,116
MAXIMUS, Inc.	6,100	265,838
MPS Group, Inc.*	28,672	319,693
Ness Technologies, Inc.*	10,400	113,568
Perot Systems Corp. "A"*	22,600	382,166
RightNow Technologies, Inc.*	4,300	69,187
Safeguard Scientifics, Inc.*	27,800	63,662
SAIC, Inc.* (a)	33,800	648,622
Sapient Corp.*	20,100	134,871
SI International, Inc.*	5,000	142,850
SRA International, Inc. "A"*	10,300	289,224
Sykes Enterprises, Inc.*	8,500	141,185
Syntel, Inc.	2,400	99,792
TNS, Inc.	10,700	171,842
Wright Express Corp.*	11,200	408,688

		6,455,546
Semiconductors & Semiconductor Equipment 3.7%
Actel Corp.*	8,568	91,935
Advanced Analogic Technologies, Inc.*	14,354	152,727
Advanced Energy Industries, Inc.*	9,006	135,991
AMIS Holdings, Inc.*	15,900	154,389
Amkor Technology, Inc.*	29,300	337,536
ANADIGICS, Inc.* (a)	15,500	280,240
Applied Micro Circuits Corp.*	79,100	249,956
Asyst Technologies, Inc.*	16,100	85,169
Atheros Communications*	15,100	452,547
ATMI, Inc.*	9,606	285,778
Axcelis Technologies, Inc.*	29,300	149,723
Brooks Automation, Inc.*	21,596	307,527
Cabot Microelectronics Corp.* (a)	6,600	282,150
Cirrus Logic, Inc.*	30,300	193,920
Cohu, Inc.	7,483	140,306
Conexant Systems, Inc.*	130,100	156,120
Credence Systems Corp.*	36,380	112,414
Cymer, Inc.*	10,073	386,702
Diodes, Inc.*	10,650	341,865
DSP Group, Inc.*	10,700	169,381
Eagle Test Systems, Inc.*	2,900	37,178
Entegris, Inc.*	34,385	298,462
Exar Corp.*	14,982	195,665
FEI Co.* (a)	11,702	367,794
FormFactor, Inc.*	13,000	576,810
Genesis Microchip, Inc.*	13,100	102,704
Hittite Microwave Corp.*	3,599	158,896
IXYS Corp.*	7,100	74,053
Kulicke & Soffa Industries, Inc.* (a)	20,700	175,536
Lattice Semiconductor Corp.*	40,700	182,743
LTX Corp.*	22,674	80,946
Mattson Technology, Inc.*	17,200	148,780
Micrel, Inc.	15,500	167,400
Microsemi Corp.* (a)	20,588	573,993
Microtune, Inc.*	16,500	99,330

MIPS Technologies, Inc.*	16,000	126,400
MKS Instruments, Inc.*	16,700	317,634
Monolithic Power Systems, Inc.*	5,800	147,320
Netlogic Microsystems, Inc.* (a)	3,900	140,829
OmniVision Technologies, Inc.* (a)	14,700	334,131
ON Semiconductor Corp.*	69,500	872,920
PDF Solutions, Inc.*	6,100	60,268
Pericom Semiconductor Corp.*	11,200	131,264
Photronics, Inc.*	15,368	175,349
PLX Technology, Inc.*	10,000	108,000
PMC-Sierra, Inc.* (a)	55,600	466,484
RF Micro Devices, Inc.* (a)	53,300	358,709
Rudolph Technologies, Inc.*	8,602	118,966
Semitool, Inc.*	7,200	69,840
Semtech Corp.*	18,700	382,976
Sigma Designs, Inc.* (a)	6,800	328,032
Silicon Image, Inc.*	23,700	122,055
Silicon Storage Technology, Inc.*	28,000	90,160
SiRF Technology Holdings, Inc.* (a)	14,200	303,170
Skyworks Solutions, Inc.*	43,200	390,528
Spansion, Inc. "A"*	22,400	189,280
Standard Microsystems Corp.*	7,961	305,862
Supertex, Inc.*	4,848	193,338
Techwell, Inc.*	5,800	61,596
Tessera Technologies, Inc.*	12,900	483,750
Trident Microsystems, Inc.*	15,800	251,062
TriQuint Semiconductor, Inc.*	45,478	223,297
Ultra Clean Holdings, Inc.*	7,300	107,310
Ultratech, Inc.*	9,228	127,900
Veeco Instruments, Inc.*	11,500	222,870
Volterra Semiconductor Corp.*	7,800	95,784
Zoran Corp.*	12,965	261,893

		15,275,643
Software 3.8%
ACI Worldwide, Inc.*	12,406	277,274
Actuate Corp.*	12,900	83,205
Advent Software, Inc.* (a)	6,500	305,305
Ansoft Corp.*	6,300	207,774
ANSYS, Inc.*	21,200	724,404
Aspen Technology, Inc.*	25,496	365,103
Blackbaud, Inc.	14,682	370,574
Blackboard, Inc.*	9,600	440,064
BladeLogic, Inc.*	1,700	43,588
Borland Software Corp.* (a)	28,129	122,361
Bottomline Technologies, Inc.*	7,100	88,963
Commvault Systems, Inc.*	12,600	233,352
Concur Technologies, Inc.* (a)	11,300	356,176
Double-Take Software, Inc.*	4,000	76,440
Epicor Software Corp.*	16,500	227,205
EPIQ Systems, Inc.*	10,100	190,082
eSPEED, Inc. "A"*	9,200	78,476
FalconStor Software, Inc.*	12,583	151,625
i2 Technologies, Inc.* (a)	5,500	83,875
Informatica Corp.*	23,000	361,100
Intervoice, Inc.*	15,200	142,728

Jack Henry & Associates, Inc.	25,700	664,602
JDA Software Group, Inc.*	9,182	189,700
Lawson Software, Inc.*	43,400	434,434
Macrovision Corp.*	17,200	423,636
Magma Design Automation, Inc.*	13,600	191,352
Manhattan Associates, Inc.*	8,500	232,985
Mentor Graphics Corp.*	23,800	359,380
MICROS Systems, Inc.*	13,166	856,712
MicroStrategy, Inc. "A"*	2,700	214,218
Midway Games, Inc.* (a)	8,559	37,317
Monotype Imaging Holdings, Inc.*	3,300	41,514
MSC.Software Corp.*	10,300	140,286
Net 1 UEPS Technologies, Inc.* (a)	13,800	374,946
Nuance Communications, Inc.* (a)	37,836	730,613
Parametric Technology Corp.*	36,400	634,088
Pegasystems, Inc.	2,700	32,130
Progress Software Corp.*	13,394	405,838
QAD, Inc.	3,400	29,444
Quality Systems, Inc.	6,400	234,432
Quest Software, Inc.*	18,400	315,744
Radiant Systems, Inc.*	8,300	131,389
Renaissance Learning, Inc. (a)	1,900	22,971
Secure Computing Corp.*	15,337	149,229
Smith Micro Software, Inc.*	10,300	165,418
Solera Holdings, Inc.*	5,900	106,141
Sonic Solutions*	9,500	99,465
SourceForge, Inc.* (a)	24,700	60,515
SPSS, Inc.*	6,400	263,296
Sybase, Inc.*	24,800	573,624
Synchronoss Technologies, Inc.*	5,700	239,742
Take-Two Interactive Software, Inc.* (a)	19,900	339,892
Taleo Corp. "A"*	5,916	150,326
THQ, Inc.*	18,445	460,756
TIBCO Software, Inc.*	57,900	427,881
Tyler Technologies, Inc.*	10,000	133,500
Ultimate Software Group, Inc.*	8,600	300,140
VASCO Data Security International, Inc.*	8,900	314,259
Wind River Systems, Inc.*	25,900	304,843

		15,716,432
Materials 4.9%
Chemicals 2.2%
A. Schulman, Inc.	9,000	177,570
American Vanguard Corp. (a)	3,933	76,772
Arch Chemicals, Inc.	7,288	341,662
Balchem Corp.	3,400	69,394
Calgon Carbon Corp.* (a)	14,700	205,212
CF Industries Holdings, Inc.	16,000	1,214,560
Ferro Corp.	10,832	216,423
Flotek Industries, Inc.*	6,200	273,730
Georgia Gulf Corp. (a)	12,047	167,453
H.B. Fuller Co.	16,996	504,441
Hercules, Inc.*	36,700	771,434
Innophos Holdings, Inc.	3,500	53,340
Innospec, Inc.	6,200	141,236

Koppers Holdings, Inc.	6,400	247,104
Kronos Worldwide, Inc.	1,019	19,239
LSB Industries, Inc.* (a)	5,900	139,535
Minerals Technologies, Inc.	5,368	359,656
NewMarket Corp.	4,300	212,334
NL Industries, Inc.	1,832	20,757
Olin Corp.	20,254	453,285
OM Group, Inc.*	8,200	433,042
PolyOne Corp.*	23,362	174,514
Rockwood Holdings, Inc.*	12,087	433,077
Sensient Technologies Corp.	11,433	330,071
Spartech Corp.	10,000	170,600
Stepan Co.	1,000	30,910
Symyx Technologies, Inc.*	12,370	107,495
Terra Industries, Inc.*	26,500	828,390
Tronox, Inc. "B"	12,300	111,069
W.R. Grace & Co.* (a)	19,800	531,828
Zoltek Companies, Inc.* (a)	5,900	257,417

		9,073,550
Construction Materials 0.2%
Headwaters, Inc.* (a)	13,900	206,832
Texas Industries, Inc.	7,647	600,289
US Concrete, Inc.*	13,500	88,965

		896,086
Containers & Packaging 0.6%
AEP Industries, Inc.*	2,700	114,318
AptarGroup, Inc.	19,300	730,891
Chesapeake Corp.	7,033	59,499
Graphic Packaging Corp.*	17,700	80,004
Greif, Inc. "A"	9,300	564,324
Myers Industries, Inc.	10,459	207,297
Rock-Tenn Co. "A"	9,800	283,220
Silgan Holdings, Inc.	8,500	456,875

		2,496,428
Metals & Mining 1.6%
A.M. Castle & Co.	4,400	143,440
AMCOL International Corp.	6,750	223,358
Apex Silver Mines Ltd.* (a)	18,300	355,935
Brush Engineered Materials, Inc.*	5,700	295,773
Century Aluminum Co.*	8,700	458,055
Coeur d'Alene Mines Corp.* (a)	77,000	291,830
Compass Minerals International, Inc.	9,400	319,976
Haynes International, Inc.*	3,100	264,647
Hecla Mining Co.*	36,000	322,200
Idaho General Mines, Inc.*	16,900	112,216
Kaiser Aluminum Corp.	5,000	352,850
Metal Management, Inc.	7,100	384,820
Olympic Steel, Inc.	3,400	92,344
Quanex Corp.	10,175	478,021
Royal Gold, Inc.	9,300	304,575
RTI International Metals, Inc.*	6,400	507,264
Ryerson, Inc.	7,588	256,019
Schnitzer Steel Industries, Inc. "A"	6,150	450,734
Stillwater Mining Co.*	9,825	101,099

Universal Stainless & Alloy Products, Inc.*	2,800	111,412
US Gold Corp.*	16,200	101,574
Wheeling-Pittsburgh Corp.* (a)	4,800	92,640
Worthington Industries, Inc. (a)	21,100	497,116

		6,517,898
Paper & Forest Products 0.3%
Bowater, Inc. (a)	18,500	276,020
Buckeye Technologies, Inc.*	13,098	198,304
Deltic Timber Corp.	2,400	136,608
Glatfelter	13,808	204,911
Mercer International, Inc.* (a)	12,212	115,403
Neenah Paper, Inc.	5,000	165,450
Schweitzer-Mauduit International, Inc.	3,100	72,230
Wausau Paper Corp.	11,480	128,002

		1,296,928
Telecommunication Services 1.5%
Diversified Telecommunication Services 1.1%
Alaska Communications Systems Group, Inc.	15,600	225,420
Cbeyond, Inc.*	7,000	285,530
Cincinnati Bell, Inc.*	74,700	369,018
Cogent Communications Group, Inc.*	14,800	345,432
Consolidated Communications Holdings, Inc.	5,330	104,521
FairPoint Communications, Inc.	13,690	258,193
General Communication, Inc. "A"*	15,500	188,170
Global Crossing Ltd.* (a)	7,800	164,424
Globalstar, Inc.* (a)	5,600	41,048
Golden Telecom, Inc. (a)	5,161	415,409
IDT Corp. "B" (a)	13,200	110,484
Iowa Telecommunications Services, Inc.	8,400	166,740
North Pittsburgh Systems, Inc.	3,400	80,784
NTELOS Holdings Corp.	9,100	268,086
PAETEC Holding Corp.*	22,499	280,563
Premiere Global Services, Inc.*	18,448	233,367
Shenandoah Telecommunications Co.	4,872	106,015
SureWest Communications	3,400	85,034
Time Warner Telecom, Inc. "A"* (a)	41,900	920,543
Vonage Holdings Corp.* (a)	12,200	12,566

		4,661,347
Wireless Telecommunication Services 0.4%
Centennial Communications Corp.*	5,500	55,660
Dobson Communications Corp. "A"*	40,900	523,111
FiberTower Corp.*	33,600	129,024
ICO Global Communications Holdings Ltd.*	22,700	78,996
InPhonic, Inc.* (a)	12,500	34,375
iPCS, Inc.	5,400	185,706
Rural Celluar Corp. "A"*	4,100	178,350
Syniverse Holdings, Inc.*	5,420	86,178
USA Mobility, Inc.*	8,164	137,727

		1,409,127
Utilities 2.7%
Electric Utilities 1.0%
ALLETE, Inc.	8,500	380,460
Central Vermont Public Service Corp.	2,800	102,312

Cleco Corp.	15,460	390,674
El Paso Electric Co.*	13,500	312,255
Empire District Electric Co.	7,100	160,389
IDACORP, Inc.	12,300	402,702
ITC Holdings Corp.	13,300	659,015
MGE Energy, Inc.	4,500	150,480
Otter Tail Corp.	7,100	253,115
Portland General Electric Co.	12,100	336,380
UIL Holdings Corp.	6,633	208,939
Unisource Energy Corp.	8,500	254,065
Westar Energy, Inc.	29,700	729,432

		4,340,218
Gas Utilities 0.9%
EnergySouth, Inc.	1,100	55,462
New Jersey Resources Corp.	9,750	483,503
Nicor, Inc.	15,300	656,370
Northwest Natural Gas Co.	7,407	338,500
Piedmont Natural Gas Co., Inc. (a)	23,700	594,633
SEMCO Energy, Inc.*	5,300	41,817
South Jersey Industries, Inc.	9,600	334,080
Southwest Gas Corp.	13,512	382,254
The Laclede Group, Inc.	4,800	154,944
WGL Holdings, Inc.	17,100	579,519

		3,621,082
Independent Power Producers & Energy Traders 0.0%
Ormat Technologies, Inc.	2,700	125,118
Multi-Utilities 0.6%
Aquila, Inc.*	112,100	449,521
Avista Corp.	15,371	312,800
Black Hills Corp.	13,100	537,362
CH Energy Group, Inc.	4,200	200,760
NorthWestern Corp.	13,200	358,644
PNM Resources, Inc.	25,400	591,312

		2,450,399
Water Utilities 0.2%
American States Water Co.	4,300	167,700
California Water Service Group	4,000	153,960
Consolidated Water Co., Ltd. (a)	6,000	180,120
SJW Corp.	3,100	105,834
Southwest Water Co. (a)	10,325	130,405

		738,019

Total Common Stocks (Cost $351,085,761)		406,381,211
Warrants 0.0%
Pegasus Wireless Corp., Expiration Date 2/15/2020* (Cost $0)	2,040	0
Rights 0.0%
Exide Technologies* (Cost $0)	15,300	0
	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.2%
US Treasury Obligation
US Treasury Bill, 4.65%**, 1/17/2008 (b) (Cost $532,467)	540,000	533,946

				Shares	Value ($)

Closed End Investment Company 0.0%
Technology Investment Capital Corp. (Cost $89,752)				5,883	78,656
Securities Lending Collateral 15.1%
Daily Assets Fund Institutional, 5.38% (c) (d) (Cost $62,578,808)				62,578,808	62,578,808
Cash Equivalents 1.6%
Cash Management QP Trust, 5.14% (c) (Cost $6,684,669)				6,684,669	6,684,669
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $420,971,457)				115.1	476,257,290
Other Assets and Liabilities, Net (a)				(15.1)	(62,541,504)

Net Assets				100.0	413,715,786

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)

All or a portion of these securities were on loan amounting to $59,974,010. In addition, included in other assets and liabilities are pending sales, amounting to $821,262, that are also on loan. The value of all securities loaned at September 30, 2007 amounted to $60,795,272 which is 14.7% of net assets.

(b)				At September 30, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)				Represents collateral held in connection with securities lending.
REIT: Real Estate Investment Trust
At September 30, 2007, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

Russell E Mini 2000 Index	12/21/2007	95	7,536,573	7,725,400	188,827

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        November 16, 2007